UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2008

Item 1.                       Annual Reports to Shareholders

Annual Report

May 31, 2008

Primary Fund

U.S. Government Fund

U.S. Treasury Fund

of The Reserve Fund

Bruce R. Bent
Chairman & CEO
The Reserve

July 28, 2008

The World's Most Experienced Money Fund ManagerSM

After a recent speech a questioner asked what I would do if I was appointed Chairman of the Federal Reserve. I responded that I would immediately resign and go back to being Chairman of The Reserve. Here is why. We are at the flex point in our economy. Inflation pressures that were apparent last summer are still present. Because of the crisis of confidence that emerged last year, inflation fighting was put on hold, interest rates were dropped to protect the valuation of securities and therefore the integrity of investment banks, commercial banks and some money market mutual funds too as it worked out. Unfortunately, the crisis of confidence is not over but the market has improved dramatically.

Many dangerously Structured Investment Vehicles (SIVs) were folded by their sponsors which had the effect of taking matches from children that had proved themselves unworthy of the responsibility, underscoring my earlier points that not anyone can run a money fund. One year has passed since the subprime and SIV crisis shook the foundation of our markets, which has investors questioning the safety of their money funds. Good!

We are pleased to report that you, and the markets in general, have embraced the very concept and foundation on which The Reserve was founded, an unwavering discipline focused on protecting your principal, providing daily liquidity and transparency, and all the while boring you into a sound sleep. Experience has prevailed and as a result, The Reserve's assets grew by nearly 100%, or $61 billion, over the past year.

Thank you for the trust you have placed in us as your cash manager and in helping us be the fastest organically growing money fund company, ranked among the largest U.S. money fund managers (those with at least $40 billion in assets) in 2005, 2006 and again in 2007.* Please let us know your comments and suggestions as to how we can serve you better.

Bruce Bent
Chairman & CEO

* Source: Crane Data. Ranking is based upon an analysis of 82 money market fund families that Crane Data covers as part of their Money Market Intelligence report from May 31, 2007 to May 31, 2008.

There is no other company in the world that has managed money market funds longer than The Reserve, the largest investment manager dedicated entirely to cash and money fund management. Since creating the money fund industry in 1971, The Reserve's Founder and Chairman, Bruce R. Bent, has actively participated in the daily management of the company and regularly educates the markets on money funds and our original tenets of safety of principal, daily liquidity, and a reasonable rate of return.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008

Principal Amount	Negotiable Bank Certificates of Deposit — 16.4%	Value (Note 1)
	Domestic — 0.3%
$220,000,000	Citibank, 2.68%, 8/8/2008	$220,000,000
	Yankees — 16.1%
250,000,000	ABN Amro Bank Chicago, 2.82%, 8/4/08	250,058,962
200,000,000	Allied Irish Bank NY, 2.72%, 10/6/08	200,006,959
100,000,000	Bank of Ireland, 2.85%, 6/12/08	100,000,000
99,000,000	Bank of Montreal Chicago, 3.00%, 8/22/08	99,008,562
100,000,000	Bank of Montreal Chicago, 2.77%, 1/12/09	100,000,000
250,000,000	Bank of Scotland, 3.00%, 8/1/08	250,000,000
350,000,000	Bank of Tokyo-Mitsubishi, 2.86%, 6/9/08	350,000,000
100,000,000	Bank of Tokyo-Mitsubishi, 2.85%, 7/7/08	100,000,000
100,000,000	Bank of Tokyo-Mitsubishi, 2.94%, 8/4/08	100,000,000
200,000,000	Bank of Tokyo-Mitsubishi, 2.71%, 8/14/08	200,000,000
300,000,000	Barclay's Bank PLC, 3.00%, 6/6/08	300,000,000
250,000,000	Barclay's Bank PLC, 2.67%, 6/26/08	250,000,000
200,000,000	Barclay's Bank PLC, 2.75%, 9/19/08	200,000,000
250,000,000	Barclay's Bank PLC, 2.80%, 7/2/08	250,000,000
250,000,000	Barclay's Bank PLC, 2.70%, 7/11/08	250,000,000
200,000,000	Barclay's Bank PLC, 4.72%, 6/26/08	200,000,000
110,000,000	Barclay's Bank PLC, 3.10%, 10/21/08	110,000,000
150,000,000	Barclay's Bank PLC, 2.89%, 2/26/09	150,000,000
200,000,000	BNP Paribas, 4.71%, 6/30/08	200,000,000
200,000,000	BNP Paribas, 4.59%, 8/26/08	200,000,000
250,000,000	Calyon, 2.80%, 7/2/08	250,000,000
54,000,000	Calyon, 2.73%, 10/14/08	53,945,661
175,000,000	Calyon, 3.02%, 10/23/08	175,000,000
200,000,000	Credit Suisse NY, 5.40%, 6/11/08	200,000,000
150,000,000	Credit Suisse NY, 4.23%, 7/8/08	150,185,067
200,000,000	Credit Suisse NY, 2.82%, 11/28/08	200,000,000
250,000,000	Credit Suisse NY, 2.88%, 1/9/09	250,000,000
150,000,000	Credit Suisse NY, 3.01%, 4/8/09	150,000,000
150,000,000	Depfa Bank NY, 2.96%, 8/29/08	150,000,000
200,000,000	Depfa Bank NY, 4.36%, 7/8/08	200,000,000
100,000,000	Depfa Bank NY, 3.01%, 7/21/08	100,000,000
100,000,000	Depfa Bank NY, 2.68%, 7/1/08	100,000,000
100,000,000	Deutsche Bank, 2.55%, 7/7/08	100,000,000
200,000,000	Deutsche Bank, 5.42%, 6/11/08	200,000,000
90,000,000	Deutsche Bank, 2.62%, 1/9/08	90,000,000
400,000,000	Deutsche Bank, 2.20%, 10/29/08	400,000,000
66,450,000	Dexia Bank, 2.53%, 6/20/08	66,449,278
100,000,000	Dexia Bank, 2.51%, 6/20/08	99,997,865
350,000,000	Dexia Bank, 2.75%, 7/9/08	350,003,669

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Principal Amount	Negotiable Bank Certificates of Deposit — (Continued)	Value (Note 1)
$150,000,000	Fortis Bank NY, 2.80%, 10/17/08	$150,000,000
200,000,000	Rabobank Nederland, 2.60%, 7/9/08	200,000,000
100,000,000	Royal Bank of Scotland NY, 4.92%, 6/3/08	100,000,000
100,000,000	Royal Bank of Scotland NY, 3.02%, 10/28/08	100,000,000
100,000,000	Royal Bank of Scotland NY, 2.77%, 9/15/08	100,000,000
200,000,000	Royal Bank of Scotland NY, 2.66%, 9/22/08	200,000,000
200,000,000	Royal Bank of Scotland NY, 2.60%, 8/21/08	200,000,000
100,000,000	Societe Generale NY, 3.05%, 6/5/08	100,000,000
200,000,000	Societe Generale NY, 3.00%, 7/9/08	200,000,000
90,000,000	Svenska Handelsbanken, 2.71%, 10/8/08	90,009,545
200,000,000	Svenska Handelsbanken, 2.61%, 8/20/08	200,008,830
100,000,000	Swedbank NY, 2.76%, 1/12/09	100,000,000
100,000,000	Swedbank NY, 2.70%, 1/14/09	100,000,000
100,000,000	Toronto Dominion Bank, 2.76%, 7/14/08	100,005,892
250,000,000	Toronto Dominion Bank, 2.67%, 10/10/08	250,000,000
200,000,000	UBS AG Stamford, 4.60%, 7/2/08	200,000,000
100,000,000	UBS AG Stamford, 3.05%, 3/17/09	99,900,800
250,000,000	UBS AG Stamford, 3.00%, 8/1/08	250,000,000
200,000,000	UBS AG Stamford, 2.87%, 9/8/08	200,002,710
300,000,000	UBS AG Stamford, 2.79%, 9/15/08	300,000,000
		10,384,583,800
Total Negotiable Bank Certificates of Deposit (Cost $10,604,583,800)		10,604,583,800
	Medium-Term Notes — 1.1%
150,000,000	AIG Matched Funding Corp, 3.01%, 9/18/08	150,000,000
250,000,000	Lehman Brothers, 3.11%, 3/20/09	250,000,000
140,000,000	Merrill Lynch, 4.50%, 5/20/09	139,665,569
200,000,000	Royal Bank of Scotland, 2.91%, 9/18/08	200,000,000
Total Medium-Term Notes (Cost $739,665,569)		739,665,569
	Commercial Paper — 53.9%
250,000,000	Abbey National America, 2.94%, 7/15/08	249,214,722
250,000,000	ABN Amro America, 2.94%, 10/22/08	247,080,417
150,000,000	Allied Irish Bank, 2.59%, 6/25/08	149,741,000
150,000,000	Allied Irish Bank, 2.72%, 8/4/08	149,274,667
100,000,000	Allied Irish Bank, 2.60%, 8/12/08	99,480,000
150,000,000	Allied Irish Bank, 2.70%, 8/21/08	149,088,750
150,000,000	Allied Irish Bank, 2.61%, 8/28/08	149,043,000

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Principal Amount	Commercial Paper — (Continued)	Value (Note 1)
$118,500,000	ASB Finance LTD, 2.75%, 9/9/08	$117,594,792
100,000,000	Aspen Funding Corp., 2.75%, 7/8/08	99,717,361
50,000,000	Aspen Funding Corp., 2.70%, 7/25/08	49,797,500
300,000,000	Bank of America, 2.61%, 7/18/08	298,979,708
250,000,000	Bank of America, 2.60%, 7/24/08	249,043,056
250,000,000	Bank of America, 2.61%, 9/2/08	248,317,604
400,000,000	Bank of America, 2.56%, 10/24/08	395,633,889
150,000,000	Bank of Ireland, 4.64%, 7/7/08	149,304,000
85,000,000	Bank of Ireland, 2.72%, 8/15/08	84,518,333
200,000,000	Bank of Ireland, 2.60%, 8/22/08	198,815,555
100,000,000	Bank of Ireland, 2.95%, 8/25/08	99,303,472
150,000,000	Bank of Ireland, 2.64%, 8/27/08	149,043,000
200,000,000	Bank of Ireland, 2.70%, 9/15/08	198,410,000
200,000,000	Bank of Ireland, 2.69%, 9/22/08	198,311,278
250,000,000	Bank of Scotland, 2.77%, 6/13/08	249,769,167
120,098,000	Beethoven Funding Corp., 2.62%, 6/16/08	119,966,893
100,000,000	Beethoven Funding Corp., 3.10%, 6/18/08	99,853,611
150,000,000	Beethoven Funding Corp., 2.87%, 7/2/08	149,629,292
209,837,000	Beethoven Funding Corp., 2.95%, 7/8/08	209,200,786
100,000,000	Beethoven Funding Corp., 2.90%, 8/14/08	99,403,889
125,000,000	Belmont Funding LLC, 5.26%, 6/9/08	124,853,889
200,000,000	Belmont Funding LLC, 5.15%, 6/13/08	199,656,667
200,000,000	Belmont Funding LLC, 3.32%, 6/16/08	199,723,333
50,000,000	Belmont Funding LLC, 2.80%, 7/1/08	49,883,333
100,000,000	Belmont Funding LLC, 3.25%, 7/22/08	99,539,583
100,000,000	Belmont Funding LLC, 4.80%, 8/1/08	99,186,667
100,000,000	Belmont Funding LLC, 3.14%, 8/7/08	99,415,611
100,000,000	Belmont Funding LLC, 3.08%, 8/11/08	99,392,555
200,000,000	Belmont Funding LLC, 2.95%, 9/10/08	198,344,722
250,000,000	Belmont Funding LLC, 2.95%, 9/18/08	247,767,014
300,000,000	Belmont Funding LLC, 2.90%, 9/22/08	297,269,167
100,000,000	Belmont Funding LLC, 3.25%, 10/24/08	98,690,972
100,000,000	Chesham Finance LLC, 2.80%, 6/2/08	99,992,222
200,000,000	Chesham Finance LLC, 2.90%, 6/16/08	199,758,333
150,000,000	Chesham Finance LLC, 2.85%, 7/14/08	149,489,375
250,000,000	Chesham Finance LLC, 3.10%, 7/15/08	249,052,778
250,000,000	Chesham Finance LLC, 3.00%, 8/20/08	248,333,333
200,000,000	Chesham Finance LLC, 2.95%, 8/28/08	198,557,778
100,000,000	Chesham Finance LLC, 3.02%, 8/29/08	99,253,389
200,000,000	Chesham Finance LLC, 3.03%, 9/9/08	198,316,667
250,000,000	Citigroup Funding Inc., 2.81%, 7/10/08	249,238,958
150,000,000	Clipper Receivable LLC, 3.20%, 7/8/08	149,506,667

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Principal Amount	Commercial Paper — (Continued)	Value (Note 1)
$25,000,000	Concord Minutemen Capital, 3.00%, 6/3/08	$24,995,833
100,000,000	Concord Minutemen Capital, 5.30%, 6/11/08	99,852,778
426,545,000	Concord Minutemen Capital, 2.90%-3.17%, 8/8/08	424,150,555
100,000,000	Concord Minutemen Capital, 3.00%, 8/22/08	99,316,667
200,000,000	Concord Minutemen Capital, 2.95%, 10/2/08	197,984,167
253,122,000	Concord Minutemen Capital, 2.95%, 10/15/08	250,301,096
150,000,000	Concord Minutemen Capital, 3.00%, 10/24/08	148,187,500
102,346,000	Concord Minutemen Capital, 3.05%, 11/21/08	100,845,920
395,168,000	Crown Point Capital, 4.31%, 7/11/08	393,276,644
356,196,000	Crown Point Capital, 3.10%-3.15%, 8/8/08	354,086,301
250,000,000	Crown Point Capital, 3.20%, 7/23/08	248,844,444
252,471,000	Crown Point Capital, 2.91%, 9/16/08	250,287,336
182,030,000	Crown Point Capital, 3.99%, 9/17/08	179,851,101
250,000,000	Crown Point Capital, 2.93%, 10/29/08	250,000,000
100,000,000	Curzon Funding LLC, 3.17%, 6/20/08	99,832,694
100,000,000	Curzon Funding LLC, 3.10%, 6/26/08	99,784,722
150,000,000	Curzon Funding LLC, 3.09%, 7/7/08	149,536,500
175,000,000	Curzon Funding LLC, 4.43%, 7/8/08	174,204,115
100,000,000	Curzon Funding LLC, 3.15%, 7/11/08	99,650,000
100,000,000	Curzon Funding LLC, 3.35%, 7/21/08	99,534,722
100,000,000	Curzon Funding LLC, 3.35%, 7/24/08	99,506,805
100,000,000	Curzon Funding LLC, 4.80%, 8/4/08	99,146,667
150,000,000	Curzon Funding LLC, 3.10%, 8/6/08	149,147,500
150,000,000	Curzon Funding LLC, 3.00%, 8/20/08	149,000,000
100,000,000	Curzon Funding LLC, 4.70%, 8/29/08	98,838,056
100,000,000	Curzon Funding LLC, 3.10%, 9/12/08	99,113,055
300,000,000	Curzon Funding LLC, 3.30%-3.40%, 10/27/08	295,847,778
200,000,000	Danske Corp., 2.69%, 6/10/08	199,865,750
200,000,000	Danske Corp., 2.66%, 6/30/08	199,571,444
200,000,000	Danske Corp., 2.76%, 8/4/08	199,018,667
200,000,000	Danske Corp., 2.76%, 8/5/08	199,003,333
100,000,000	Danske Corp., 2.91%, 10/24/08	98,827,917
125,000,000	Depfa Bank PLC, 4.75%, 6/4/08	124,950,521
100,000,000	Depfa Bank PLC, 2.97%, 6/5/08	99,967,000
250,000,000	Depfa Bank PLC, 2.71%, 7/15/08	249,173,472
200,000,000	Depfa Bank PLC, 3.00%, 10/22/08	197,620,639
250,000,000	Deutsche Bank LLC, 2.70%, 8/1/08	248,855,826
250,000,000	Dexia Delaware LLC, 2.70%, 7/10/08	249,268,750
250,000,000	Dexia Delaware LLC, 2.61%, 8/28/08	248,405,000
200,000,000	East-Fleet Finance LLC, 2.80%, 6/2/08	199,984,444
250,000,000	East-Fleet Finance LLC, 3.35%, 6/4/08	249,930,208
500,000,000	East-Fleet Finance LLC, 2.80% -3.30%, 6/6/08	499,798,611

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Principal Amount	Commercial Paper — (Continued)	Value (Note 1)
$250,000,000	East-Fleet Finance LLC, 3.05%, 6/13/08	$249,745,833
100,000,000	Ebbets Funding LLC, 5.26%, 6/9/08	99,883,111
200,000,000	Ebbets Funding LLC, 3.32%, 6/16/08	199,723,333
100,000,000	Ebbets Funding LLC, 4.81%, 6/19/08	99,759,750
100,000,000	Ebbets Funding LLC, 2.75%, 6/20/08	99,854,861
200,000,000	Ebbets Funding LLC, 3.13%, 6/25/08	199,583,333
100,000,000	Ebbets Funding LLC, 2.75%, 7/21/08	99,618,055
100,000,000	Ebbets Funding LLC, 4.81%, 8/4/08	99,144,889
250,000,000	Ebbets Funding LLC, 2.95%, 8/21/08	248,340,625
100,000,000	Ebbets Funding LLC, 2.85%, 8/21/08	99,358,750
100,000,000	Ebbets Funding LLC, 3.97%, 9/12/08	98,864,139
200,000,000	Ebbets Funding LLC, 3.25%, 10/23/08	197,400,000
250,000,000	Elysian Funding LLC, 3.15%, 6/13/08	249,737,500
150,000,000	Elysian Funding LLC, 2.95%, 6/20/08	149,766,458
100,000,000	Elysian Funding LLC, 3.09%, 7/10/08	99,665,250
200,000,000	Elysian Funding LLC, 3.00%-3.10%, 7/16/08	199,237,500
100,000,000	Elysian Funding LLC, 2.75%, 7/21/08	99,618,055
250,000,000	Elysian Funding LLC, 3.20%,7/22/08	248,866,667
150,000,000	Elysian Funding LLC, 2.90%,7/28/08	149,311,250
100,000,000	Elysian Funding LLC, 2.90%, 9/10/08	99,186,389
200,000,000	Erasmus Capital Corp., 2.60%, 6/10/08	199,870,000
100,000,000	Erasmus Capital Corp., 2.55%, 6/11/08	99,929,167
200,000,000	Galleon Capital LLC, 3.17%, 6/6/08	199,911,944
100,000,000	Galleon Capital LLC, 3.00%, 6/11/08	99,916,667
150,000,000	Galleon Capital LLC, 3.05%, 7/25/08	149,313,750
400,000,000	Galleon Capital LLC, 2.90%-3.03%, 8/4/08	397,891,554
201,468,000	Galleon Capital LLC, 2.80%, 8/13/08	200,324,109
100,000,000	Gemini Securitization LLC, 2.75%, 6/17/08	99,877,778
175,000,000	Gemini Securitization LLC, 2.58%. 8/21/08	173,984,125
200,000,000	Gemini Securitization LLC, 2.70%, 8/28/08	198,680,000
200,000,000	General Electric Capital Corp., 2.56%, 10/29/08	197,866,667
158,000,000	ING Funding LLC, 2.64%, 6/6/08	157,942,067
100,000,000	JP Morgan Chase, 2.53%, 9/2/08	99,346,417
150,000,000	Lehman Brothers Holdings, 3.00%, 10/10/08	148,362,500
200,000,000	Lehman Brothers Holdings, 3.29%, 10/27/08	197,294,889
185,000,000	Lehman Brothers Holdings, 3.71%, 10/29/08	182,140,208
300,000,000	Lexington Parker Capital, 3.30%, 6/3/08	299,945,000
175,000,000	Lexington Parker Capital, 5.30%, 6/13/08	174,690,833
100,000,000	Lexington Parker Capital, 3.25%, 7/8/08	99,665,972
203,326,000	Lexington Parker Capital, 3.15%, 8/22/08	201,867,136
250,000,000	Lexington Parker Capital, 2.88%, 8/27/08	248,263,021
250,000,000	Lexington Parker Capital, 3.25%, 10/17/08	246,885,417

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Principal Amount	Commercial Paper — (Continued)	Value (Note 1)
$210,547,000	Market Street Funding LLC, 2.62%, 6/17/08	$210,301,830
175,000,000	Market Street Funding LLC, 2.80%, 7/9/08	174,473,542
100,000,000	Market Street Funding LLC, 2.87%, 8/4/08	99,489,778
150,000,000	Market Street Funding LLC, 4.90%, 8/22/08	148,325,833
200,000,000	Merrill Lynch, 4.82%, 8/29/08	197,616,778
250,000,000	Morgan Stanley, 4.26%, 7/25/08	248,402,500
150,000,000	Morgan Stanley, 4.74%, 8/1/08	148,795,250
200,000,000	Morgan Stanley, 4.30%, 8/15/08	198,208,333
100,000,000	Morrigan Funding LLC, 3.55%, 6/6/08	99,950,694
275,000,000	Morrigan Funding LLC, 3.30%, 7/14/08	273,916,042
200,000,000	Morrigan Funding LLC, 3.40%, 7/22/08	199,036,667
100,000,000	Morrigan Funding LLC, 3.10%, 8/7/08	99,423,056
100,000,000	Morrigan Funding LLC, 3.05%, 8/11/08	99,398,472
300,000,000	Morrigan Funding LLC, 2.95%, 8/25/08	297,910,417
107,000,000	Morrigan Funding LLC, 3.25%, 9/5/08	106,072,667
250,000,000	Morrigan Funding LLC, 3.99%, 9/17/08	247,007,500
200,000,000	National Australia Funding, 2.67%, 9/25/08	198,279,333
199,500,000	Nordea North America Inc., 2.29%, 6/20/08	199,258,882
255,000,000	Picaros Funding LLC, 2.74%, 7/11/08	254,223,667
200,000,000	Rabobank USA Finance Corp., 2.59%, 7/7/08	199,482,200
200,000,000	Scaldis Capital LLC, 3.16%, 6/2/08	199,982,444
150,000,000	Scaldis Capital LLC, 2.85%, 7/7/08	149,572,500
200,000,000	Scaldis Capital LLC, 2.80%, 9/15/08	198,351,111
200,000,000	Societe Generale, 3.07%, 6/4/08	199,948,833
200,000,000	Societe Generale, 2.96%, 7/29/08	199,046,222
250,000,000	Societe Generale, 2.90%, 9/8/08	248,006,250
200,000,000	Societe Generale, 2.72%, 9/18/08	198,352,889
200,000,000	Societe Generale, 3.15%, 10/22/08	197,497,500
200,000,000	Surrey Funding Corp., 3.20%, 6/4/08	199,946,667
200,000,000	Surrey Funding Corp., 3.15%, 7/24/08	199,072,500
150,000,000	Surrey Funding Corp., 2.85%, 8/15/08	149,109,375
100,000,000	Surrey Funding Corp., 2.75%, 8/22/08	99,373,611
100,000,000	Surrey Funding Corp., 2.80%, 8/26/08	99,331,111
200,000,000	Svenska Handelsbank Inc., 2.63%, 8/11/08	198,962,611
100,000,000	Swedbank, 2.70%, 8/18/08	99,415,000
50,000,000	Tasman Funding Inc., 3.30%, 6/13/08	49,945,000
319,000,000	Tasman Funding Inc., 3.32%-3.35%, 6/27/08	318,230,364
10,000,000	Tasman Funding Inc., 3.55%, 7/1/08	9,970,417
150,000,000	Tasman Funding Inc., 3.53%, 7/8/08	149,455,792
200,000,000	Tasman Funding Inc., 3.55%, 7/25/08	198,935,000
100,000,000	Tasman Funding Inc., 3.50%-3.57%, 7/28/08	99,440,292
200,000,000	Tasman Funding Inc., 3.55%, 7/31/08	198,816,667
100,000,000	Tasman Funding Inc., 3.30%, 8/1/08	99,440,833

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Principal Amount	Commercial Paper — (Continued)	Value (Note 1)
$125,000,000	Tasman Funding Inc., 3.10%, 8/4/08	$124,311,111
175,000,000	Tasman Funding Inc., 3.10%, 8/22/08	173,764,306
100,000,000	TSL USA Inc., 3.55%, 6/2/08	99,990,139
100,000,000	TSL USA Inc., 3.55%, 6/3/08	99,980,278
200,000,000	TSL USA Inc., 3.55%, 6/4/08	199,940,833
250,000,000	TSL USA Inc., 3.55%, 6/5/08	249,901,389
136,733,000	TSL USA Inc., 3.15%, 7/7/08	136,302,291
100,000,000	TSL USA Inc., 3.10%, 7/8/08	99,681,389
140,000,000	TSL USA Inc., 2.90%, 7/15/08	139,503,778
104,058,000	TSL USA Inc., 3.20%, 8/4/08	103,466,026
100,000,000	TSL USA Inc., 3.10%, 8/12/08	99,380,000
150,000,000	TSL USA Inc., 3.10%, 8/29/08	148,850,417
100,000,000	TSL USA Inc., 3.00%, 9/10/08	99,158,333
119,250,000	UBS Finance Delaware LLC, 2.75%, 6/2/08	119,240,891
150,000,000	UBS Finance Delaware LLC, 4.32%, 9/19/08	148,020,000
100,000,000	Victory Receivables Corp., 2.80%, 6/25/08	99,813,333
117,256,000	Victory Receivables Corp., 2.75%, 6/27/08	117,023,117
100,000,000	Westpac Banking Corp., 2.69%, 7/9/08	99,716,056
203,880,000	Westpac Banking Corp., 2.63%, 8/6/08	202,896,959
200,000,000	Westpac Banking Corp., 2.61%, 8/8/08	199,014,000
183,600,000	Westpac Banking Corp., 2.63%, 10/6/08	181,896,549
800,000,000	Westpac Banking Corp., 2.61%-2.64%, 10/10/08	792,343,779
Total Commercial Paper (Cost $34,666,729,666)		34,666,729,666
	Euro Time Deposit — 2.2%
50,000,000	BNP Paribas, 2.00%, 6/2/08	50,000,000
642,154,000	Credit Suisse First Boston, 2.00%, 6/2/08	642,154,000
700,000,000	KBC Bank, 2.13%, 6/2/08	700,000,000
Total Euro Time Deposit (Cost $1,392,154,000)		1,392,154,000
	Floating Rate Notes* — 14.9%
100,000,000	ABN Amro Bank, 3.10%, 1/30/09	100,000,000
100,000,000	AIG Matched Funding Corp., 2.08%, 9/12/08	99,769,793
200,000,000	Allied Irish Bank PLC, 2.47%, 8/18/08	200,000,000
200,000,000	American Express Centurion, 2.48%, 12/19/08	200,000,000
40,000,000	American Express Centurion, 2.48%, 2/20/09	39,899,015
200,000,000	American Express Centurion, 2.84%, 9/10/08	200,000,000
200,000,000	American Express Centurion, 2.75%, 9/18/08	200,000,000
250,000,000	American Express Centurion, 3.30%, 5/11/09	250,000,000

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Principal Amount	Floating Rate Notes* — (Continued)	Value (Note 1)
$178,000,000	American Honda Finance, 2.80%, 11/20/08	$178,000,000
300,000,000	Aust & NZ Banking, 3.00%, 7/3/08	300,000,000
10,000,000	Bank of Ireland, 2.48%, 9/18/08	9,993,936
300,000,000	Bank of Ireland, 2.66%, 11/14/08	300,000,000
400,000,000	Bank of Ireland, 2.49%, 9/18/08	400,000,000
65,000,000	Bank of Ireland, 2.67%, 11/14/08	64,950,694
100,000,000	Bank of Nova Scotia, 2.32%, 7/29/08	99,968,358
375,000,000	Bank of Scotland, 2.69%, 9/5/08	374,981,511
100,000,000	Bank of Scotland, 2.78%, 10/3/08	100,000,000
110,000,000	Bank of Scotland, 2.82%, 11/14/08	110,000,000
225,000,000	BNP Paribas, 2.74%, 11/7/08	225,000,000
250,000,000	Citigroup Funding, 3.63%, 5/8/09	249,965,293
100,000,000	Credit Suisse NY, 3.00%, 10/27/08	100,000,000
100,000,000	Danske Corp., 2.76%, 12/15/08	100,000,000
190,000,000	Deutsche Bank NY, 2.80%, 12/1/08	189,607,869
250,000,000	Deutsche Bank NY, 2.81%, 4/21/09	250,000,000
200,000,000	Fortis Bank NY, 2.79%, 7/18/08	200,000,000
200,000,000	General Electric Capital Corp., 2.41%, 6/24/09	200,000,000
300,000,000	Goldman Sachs, 2.62%, 11/28/08	300,000,000
400,000,000	Goldman Sachs, 2.92%, 8/22/08	400,000,000
35,000,000	Goldman Sachs, 2.50%, 12/23/08	34,878,256
125,000,000	HBOS Treasury Services PLC, 2.82%, 10/31/08	125,000,000
300,000,000	HBOS Treasury Services PLC, 2.99%, 5/6/09	300,000,000
275,000,000	HSBC Bank, 3.22%, 5/15/09	275,000,000
230,000,000	Merrill Lynch, 2.42%, 8/22/08	230,000,000
250,000,000	Merrill Lynch, 2.64%, 8/22/08	250,000,000
66,000,000	Merrill Lynch, 2.99%, 1/30/09	65,030,463
275,000,000	Natexis Banques Populaires, 2.73%, 6/6/08	275,000,000
100,000,000	National Australia Bank, 3.22%, 3/6/09	100,000,000
100,000,000	National Australia Bank, 2.92%, 2/19/09	100,000,000
300,000,000	Royal Bank of Canada, 2.83%, 8/29/08	300,000,000
200,000,000	Royal Bank of Canada, 2.82%, 9/30/08	200,000,000
150,000,000	Royal Bank of Scotland, 2.83%, 10/10/08	150,000,000
200,000,000	Royal Bank of Scotland, 2.26%, 10/30/08	200,000,000
145,000,000	Skandinaviska Enskilda Banken, 2.63%, 9/8/08	145,000,000
200,000,000	Svenska Handelsbanken, 2.44%, 10/20/08	200,000,000
200,000,000	Svenska Handelsbanken, 3.20%, 5/26/09	200,000,000
500,000,000	Unicredito Italiano SpA, 2.53%, 11/14/08	500,000,000
150,000,000	Wachovia Bank, 3.14%, 1/9/09	150,000,000
350,000,000	Wachovia Bank, 2.91%, 5/1/09	350,000,000
Total Floating Rate Notes (Cost $9,592,045,188)		9,592,045,188

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Principal Amount	US Agency Bonds — 0.8%	Value (Note 1)
$500,000,000	Wells Fargo Bank, 2.25%, 6/10/08 (Cost $500,000,000)	$500,000,000
	US Corporate Notes/Bonds — 0.7%
200,000,000	Federal Home Loan Bank, 2.57%, 5/5/09	199,960,235
125,000,000	Goldman Sachs Group, 3.88%, 1/15/09	125,551,120
125,000,000	Morgan Stanley, 3.88%, 1/15/09	125,187,114
Total US Corporate Notes/Bonds (Cost $450,698,469)		450,698,469
	Promissory Notes — 0.8%
500,000,000	Merrill Lynch, 3.38%, 3/27/09 (Cost $500,000,000)	500,000,000
	Repurchase Agreements — 9.0%
1,100,000,000	Bank of America N.A., 2.33%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $1,100,213,583 (collateralized by FGPC 5.00% to 5.50% due 5/1/35 to 10/1/35 valued at $1,133,000,000)	1,100,000,000
215,000,000	Barclays Capital Inc., 2.30%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $215,041,208 (collateralized by FGRA 0.00% to 16.08% due 2/15/33 to 7/15/37 valued at $78,918,198, FNAR 4.99% due to 5/1/38 valued at $36,902,741, FNMS 4.50% to 5.00% due 2/1/23 to 3/1/38 valued at 72,791,698, FNRA 15.43% due 6/25/36, valued at 33,605,151 )	215,000,000
950,000,000	Citibank N.A., 2.68%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $950,211,771 (collateralized by MNI 0.00% to 8.62% due 5/31/30 to 4/17/38 valued at $924,026,544, TRR 0.00% to 0.00% due 3/14/36 to 9/5/37 valued at $135,814,846)	950,000,000
1,700,000,000	Deutsche Bank Securities, 2.35%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $1,700,332,917 (collateralized by FGPC 4.50% to 6.50%, due 4/1/23 to 4/1/38 valued at $1,667,251,896, FMAR 5.78% due 11/1/37 valued at $83,748,104)	1,700,000,000
515,000,000	Merrill Lynch, 2.68%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $515,114,802 (collateralized by WLR valued at $540,687,195)	515,000,000

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Principal Amount	Repurchase Agreements — (Continued)	Value (Note 1)
$1,300,000,000	Morgan Stanley, 2.83%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $1,300,306,042 (collateralized by WLR valued at $1,326,873,156)	$1,300,000,000
Total Repurchase Agreements (Cost $5,780,000,000)		5,780,000,000

Total Investments (Cost† $64,225,876,692)	99.8%		64,225,876,692
Comprehensive management fees payable	(0.0	)^	(715,369)
Distribution (12b-1) fees payable	(0.0	)^	(78,279)
Other assets less liabilities	0.2		119,484,738
Net Assets	100.0%		$64,344,567,782

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $0.001 par value outstanding and equivalent to the Net Assets of each Class:

5,672,428,349 shares Class R	$1.00
6,096,278 shares Investor Class III(a)	$1.00
10,121 shares Investor Class II(a)	$1.00
52,119,234 shares Investor Class I(a)	$1.00
755,968,638 shares Class Treasurer's Trust	$1.00
345,238,081 shares Liquidity Class V(a)	$1.00
88,378,127 shares Liquidity Class IV(a)	$1.00
794,244,975 shares Liquidity Class III(a)	$1.00
300,290,645 shares Liquidity Class II(a)	$1.00
7,441,885,180 shares Liquidity Class I(a)	$1.00
48,885,908,516 shares Class Institutional	$1.00

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — MAY 31, 2008

Principal Amount	US Corporate Notes/Bonds — 23.7%	Value (Note 1)
$32,750,000	Federal Home Loan Bank, 4.25%, 11/13/08	$33,035,884
69,000,000	Federal Home Loan Bank, 3.63%, 11/14/08	69,416,795
138,000,000	Federal Home Loan Bank, 5.13%, 12/29/08	140,237,309
100,000,000	Federal Home Loan Bank, 2.02%, 2/20/09	100,000,000
227,000,000	Federal Home Loan Bank, 2.90%, 3/5/09	227,000,000
200,000,000	Federal Home Loan Bank, 2.57%, 5/5/09	200,000,000
500,000,000	Federal Home Loan Bank, 2.74%, 10/23/09	500,000,000
250,000,000	Freddie Mac, 4.30%, 12/12/08	250,000,000
200,000,000	Freddie Mac, 4.33%, 12/17/08	200,000,000
500,000,000	Freddie Mac, 3.00%, 3/4/09	500,000,000
250,000,000	Freddie Mac, 2.61%, 4/21/09	250,000,000
Total US Corporate Notes/Bonds (Cost $2,469,689,988)		2,469,689,988
	Floating Rate Notes* — 59.8%
875,000,000	Fannie Mae, 2.10%, 1/9/09	875,000,000
200,000,000	Fannie Mae, 2.06%, 1/23/09	200,000,000
375,000,000	Fannie Mae, 2.25%, 9/3/09	375,000,000
200,000,000	Fannie Mae, 2.26%, 10/7/09	200,000,000
200,000,000	Federal Farm Credit Bank, 2.00%, 2/23/09	200,000,000
100,000,000	Federal Farm Credit Bank, 2.03%, 3/11/09	100,000,000
250,000,000	Federal Farm Credit Bank, 2.04%, 3/17/09	250,000,000
500,000,000	Federal Farm Credit Bank, 2.06%, 11/16/09	500,000,000
200,000,000	Federal Home Loan Bank, 2.59%, 8/15/08	200,000,000
250,000,000	Federal Home Loan Bank, 2.56%, 1/5/09	249,898,707
200,000,000	Federal Home Loan Bank, 2.06%, 1/30/09	200,000,000
500,000,000	Federal Home Loan Bank, 2.08%, 1/30/09	500,000,000
200,000,000	Federal Home Loan Bank, 2.60%, 2/11/09	199,964,038
100,000,000	Federal Home Loan Bank, 2.60%, 2/18/09	100,000,000
250,000,000	Federal Home Loan Bank, 2.13%, 2/20/09	250,000,000
300,000,000	Federal Home Loan Bank, 2.50%, 2/23/09	299,989,222
100,000,000	Federal Home Loan Bank, 2.31%, 4/13/09	100,000,000
100,000,000	Federal Home Loan Bank, 2.17%, 4/21/09	100,000,000
230,000,000	Federal Home Loan Bank, 2.68%, 5/5/09	230,000,000
250,000,000	Federal Home Loan Bank, 2.12%, 8/7/09	250,000,000
200,000,000	Federal Home Loan Bank, 2.31%, 10/28/09	200,000,000
200,000,000	Federal Home Loan Bank, 2.52%, 11/20/09	200,000,000
200,000,000	Federal Home Loan Bank, 2.45%, 11/23/09	200,000,000
250,000,000	Freddie Mac, 2.54%, 9/30/08	250,000,000
Total Floating Rate Notes (Cost $6,229,851,967)		6,229,851,967

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Principal Amount	Repurchase Agreements — 16.1%	Value (Note 1)
$50,000,000	Bank of America N.A., 2.33%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $50,009,708 (collateralized by FGPC 5.00% due 7/1/35 valued at $51,500,000)	$50,000,000
300,000,000	Barclays Capital, Inc., 2.30%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $300,057,500 (collateralized by FGRA 2.81% to 3.06% due 3/15/37 to 9/15/37 valued at $62,049,556, FNMS 4.50%, to 6.50% due 8/1/37 to 4/1/38 valued at $100,279,614, FGRM 5.87% due 5/15/16 valued at $33,791,613, FNAR 5.85% to 6.31% due 1/1/37 to 8/1/37 valued at $58,624,920, FNRM 6.50% due 7/25/33 valued at $26,177,789, FGPC 5.50% due 7/1/37 valued at $28,076,509)	300,000,000
75,000,000	Barclays Capital Inc., 2.30%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $75,014,375 (collateralized by FNRA 2.89% due 8/25/37 valued at $77,250,001)	75,000,000
150,000,000	Deutsche Bank Securities Inc., 2.35%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $150,029,375 (collateralized by FGPC 5.00% due 12/1/35 to 4/1/38 valued at $154,500,001)	150,000,000
500,000,000	Greenwich Capital Markets Inc., 2.35%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $500,097,917 (collateralized by FNST 0.00% to 0.00% due 2/1/17 to 7/1/37 valued at $515,001,533)	500,000,000
600,000,000	HSBC Securities Inc., 2.35%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $600,117,500 (collateralized by FNMS 5.00% to 7.00% due 8/1/14 to 4/1/38 valued at $618,004,555)	600,000,000
8,356,000	State Street Bank & Trust, 1.83%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $8,357,274 (collateralized by FHLMC 3.88% due 6/15/08 valued at 8,608,438)	8,356,000
Total Repurchase Agreements (Cost $1,683,356,000)		1,683,356,000

Total Investments (Cost† $10,382,897,955)	99.6%		10,382,897,955
Comprehensive management fees payable	(0.0	)^	(276,621)
Distribution (12b-1) fees payable	(0.0	)^	(72,198)
Other assets less liabilities	0.4		38,150,063
Net Assets	100.0%		$10,420,699,199

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — MAY 31, 2008 (Continued)

Net asset value, offering and redemption price per share of each Class based on the shares of beneficial interest, $0.001 par value outstanding and equivalent to the Net Assets of each Class:

5,285,291,214 shares Class R	$1.00
155,066,334 shares Class Treasurer's Trust	$1.00
98,262,040 shares Liquidity Class V(a)	$1.00
36,572,984 shares Liquidity Class III(a)	$1.00
10,081 shares Liquidity Class II(a)	$1.00
76,408,453 shares Liquidity Class I(a)	$1.00
4,769,087,810 shares Class Institutional	$1.00

See notes to financial statements.

THE RESERVE FUND — U.S. TREASURY FUND

STATEMENT OF NET ASSETS — MAY 31, 2008

Principal Amount	U.S. Treasury Bills — 100.4%	Value (Note 1)
$15,630,000	U.S. Treasury Bill, 3.19%, 6/5/08	$15,628,055
217,244,000	U.S. Treasury Bill, 1.20%, 6/26/08	217,062,892
250,000,000	U.S. Treasury Bill, 1.44%, 7/3/08	249,693,333
541,153,000	U.S. Treasury Bill, 3.17%, 7/10/08	540,435,959
300,000,000	U.S. Treasury Bill, 1.06%, 7/17/08	299,586,000
160,000,000	U.S. Treasury Bill, 2.40%, 7/24/08	159,736,178
353,099,000	U.S. Treasury Bill, 2.31%, 7/31/08	352,219,321
137,000,000	U.S. Treasury Bill, 1.61%, 8/7/08	136,560,759
524,138,000	U.S. Treasury Bill, 2.08%, 8/14/08	522,817,624
105,919,000	U.S. Treasury Bill, 2.04%, 8/21/08	105,580,042
250,000,000	U.S. Treasury Bill, 2.07%, 8/28/08	249,192,111
150,000,000	U.S. Treasury Bill, 1.50%, 10/2/08	149,287,625
150,000,000	U.S. Treasury Bill, 1.60%, 10/9/08	149,155,000
200,000,000	U.S. Treasury Bill, 1.38%, 10/16/08	198,888,778
Total U.S. Treasury Bills (Cost $3,345,843,677)		3,345,843,677

Total Investments (Cost† $3,345,843,677)	100.4%	3,345,843,677
Comprehensive management fees payable	(0.0)^	(56,794)
Distribution (12b-1) fees payable	(0.0)^	(10,502)
Liabilities in excess of other assets	(0.4)	(11,922,083)
Net Assets	100.0%	$3,333,854,298

Net Asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

762,859,771 shares Class R	$1.00
5,894,923 shares Investor Class II(a)	$1.00
10,135 shares Investor Class I(a)	$1.00
147,102,048 shares Class Treasurer's Trust	$1.00
26,794,874 shares Liquidity Class V(a)	$1.00
7,113,149 shares Liquidity Class III(a)	$1.00
10,054 shares Liquidity Class II(a)	$1.00
138,569,787 shares Liquidity Class I(a)	$1.00
2,246,494,331 shares Class Institutional	$1.00

See notes to financial statements.

GLOSSARY

FGPC  —  FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates

FGRA  —  FHLMC Adjustable Rate REMIC

FGRM  —  FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates

FHLMC  —  Federal Home Loan Mortgage Corp.

FMAR  —  Freddie Mac Adjustable Rate Note

FNAR  —  Fannie Mae Adjustable Rates

FNMA  —  Federal National Mortgage Association

FNMS  —  Federal Mortgage-Backed Pass-Through Securities

FNRA  —  FNMA REMIC

FNRM  —  FNMA REMIC Mortgage-Backed Pass-Through Securities

FNST  —  FNMA STRIPS

MNI  —  Whole Loan Trust Receipts (Mortgage Backed Note Interest) (not securitized)

TRR  —  Trust Receipts

WLR  —  Whole Loan Repurchase Agreement

*  Variable rate securities. The interest rates shown are, as reported on May 31, 2008, subject to change periodically.

^  Amount is less than 0.05%.

†  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

(a)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MAY 31, 2008

	Primary Fund	U.S. Government Fund	U.S. Treasury Fund
Interest Income (Note 1)	$1,891,152,433	$415,203,586	$80,924,148
Expenses (Note 2)
Comprehensive management fees:
Class R	57,276,955	40,389,087	5,744,202
Investor Class III (a)	72,196	—	—
Investor Class II (a)	122,677	—	45,784
Investor Class I (a)	168,753	—	118
Class Treasurer's Trust	6,044,784	936,158	489,097
Liquidity Class V (a)	884,428	196,480	84,658
Liquidity Class IV (a)	108,450	—	—
Liquidity Class III (a)	1,845,468	68,502	7,925
Liquidity Class II (a)	381,037	7	7
Liquidity Class I (a)	5,455,086	222,315	60,945
Class Institutional	36,727,357	6,354,907	2,834,181
Distribution (12b-1) fees:
Class R	16,358,074	11,826,118	1,693,595
Investor Class III (a)	22,096	—	—
Investor Class II (a)	44,791	—	19,099
Investor Class I (a)	79,164	—	58
Trustee fee	513,217	132,394	40,540
Chief Compliance Officer
expenses	124,144	12,085	2,745
Legal fee	10,546	3,204	807
Interest expense	3,380,122	134,488	59,227
Total expenses before waiver	129,619,345	60,275,745	11,082,988
Less: expenses waived (Note 2)	(2,503,500)	(39,102)	(321,700)
Net Expenses	127,115,845	60,236,643	10,761,288
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	1,764,036,588	354,966,943	70,162,860
Realized and Unrealized Gain/Loss on Investments:
Net realized gain/(loss) on investments	1,999,638	283	(994,774)
Net change in unrealized appreciation of investments	—	—	—
Net realized and unrealized gain/(loss) on investments	1,999,638	283	(994,774)
Net increase in Net Assets resulting from operations	$1,766,036,226	$354,967,226	$69,168,086

(a)  Effective September 28,2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Primary Fund		U.S. Government Fund
	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase in Net Assets: From Investment Operations:
Net investment income	$1,764,036,588	$1,193,814,354	$354,966,943	$225,121,972
Net realized gain/(loss) on investments	1,999,638	—	283	—
Net increase in net assets resulting from operations	1,766,036,226	1,193,814,354	354,967,226	225,121,972
Distributions to Shareholders From Net Investment Income (Note 1):
Class R	(273,743,141)	(362,583,251)	(158,047,061)	(139,171,875)
Investor Class III (a)	(377,515)	(498,009)	—	—
Investor Class II (a)	(1,032,370)	(4,822,071)	—	—
Investor Class I (a)	(1,314,336)	(1,453,312)	—	—
Class Treasurer's Trust	(42,737,564)	(49,712,437)	(5,735,211)	(6,202,588)
Liquidity Class V (a)	(7,741,838)	(4,041,621)	(1,368,496)	(951,347)
Liquidity Class IV (a)	(1,097,531)	(323,227)	—	—
Liquidity Class III (a)	(31,736,492)	(29,515,865)	(982,680)	(1,385,190)
Liquidity Class II (a)		(7,785,836)	(10,703,224)	(81)
Liquidity Class I (a)	(138,529,674)	(26,731,573)	(6,023,953)	(2,677,791)
Class Institutional	(1,257,940,564)	(543,855,964)	(182,809,461)	(54,906,002)
Class 8 (b)	—	(159,573,800)	—	(19,827,179)
Total dividends to shareholders	(1,764,036,861)	(1,193,814,354)	(354,966,943)	(225,121,972)

See notes to financial statements.

	U.S. Treasury Fund
	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase in Net Assets: From Investment Operations:
Net investment income	$70,162,860	$23,692,684
Net realized gain/(loss) on investments	(994,774)	—
Net increase in net assets resulting from operations	69,168,086	23,692,684
Distributions to Shareholders From Net Investment Income (Note 1):
Class R	(15,560,244)	(17,969,317)
Investor Class III (a)	—	—
Investor Class II (a)	(233,836)	(549,911)
Investor Class I (a)	(622)	—
Class Treasurer's Trust	(1,775,794)	(2,805,900)
Liquidity Class V (a)	(637,952)	(1,078,795)
Liquidity Class IV (a)	—	—
Liquidity Class III (a)	(54,927)	(58,116)
Liquidity Class II (a)	(54)	—
Liquidity Class I (a)	(677,597)	(209)
Class Institutional	(51,221,834)	(895,750)
Class 8 (b)	—	(334,686)
Total dividends to shareholders	(70,162,860)	(23,692,684)

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Primary Fund		U.S. Government Fund
	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	$856,847,316,592	$523,551,995,292	$72,789,971,784	$32,471,684,606
Dividends reinvested	1,580,810,391	1,104,480,099	339,792,577	203,834,091
Cost of shares redeemed	(821,953,268,397)	(516,946,614,104)	(68,664,785,104)	(30,747,030,122)
	36,474,858,586	7,709,861,287	4,464,979,257	1,928,488,575
Net increase in net assets	36,476,857,951	7,709,861,287	4,464,979,540	1,928,488,575
Net Assets:
Beginning of year	27,867,709,831	20,157,848,544	5,955,719,659	4,027,231,084
End of year	$64,344,567,782	$27,867,709,831	$10,420,699,199	$5,955,719,659

(a)   Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity
Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed
Investor Class I, II and III, respectively.

(b)   Effective September 1, 2006, Class 12 was renamed Class Institutional, and
Class 8 is no longer being offered.

See notes to financial statements.

	U.S. Treasury Fund
	Year Ended May 31, 2008	Year Ended May 31, 2007
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	$16,161,577,897	$2,746,236,399
Dividends reinvested	64,870,596	22,060,581
Cost of shares redeemed	(13,480,728,869)	(2,730,922,713)
	2,745,719,624	37,374,267
Net increase in net assets	2,744,724,850	37,374,267
Net Assets:
Beginning of year	589,129,448	551,755,181
End of year	$3,333,854,298	$589,129,448

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund and Treasury & Repo Fund. These financial statements and notes apply only to the Primary Fund, U.S. Government Fund and U.S. Treasury Fund (individually, a "Fund", and collectively, the "Funds"). Each fund offered by the trust (except for Primary II Fund and U.S. Government II Fund which only offer Class Institutional) offers eleven classes of shares: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R. At May 31, 2008, U.S. Government Fund had only the following classes of shares outstanding: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class V, Class Treasurer's Trust and Class R. At May 31, 2008, U.S. Treasury Fund had only the following classes of shares outstanding: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class V, Class Treasurer's Trust, Investor Class I, Investor Class II and Class R.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E.  The Funds may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures intended to ensure that all repurchase agreements are at least 100% collateralized as to principal and interest. Under a repurchase agreement, a party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price. A counterparty bankruptcy could delay recovery of collateral.

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G.  During the fiscal year ended May 31, 2008, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

H.  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to a separate Investment Management Agreement (each an "Agreement") between RMCI and the Trust on behalf of each Fund, RMCI serves as each Fund's investment adviser subject to the overall supervision of the Board of Trustees. Under each Agreement, RMCI manages each fund's investments in accordance to it's investment objective and policies. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of each class's average daily net assets), all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the Chief Compliance Officer and related expenses and the fees and expenses of the Trustees who are not interested persons of the Investment Adviser as defined in the Investment Company Act (the 'Independent Trustees"), including the fees of the independent counsel of the Independent Trustees. Each Fund pays RMCI a comprehensive management fee at an annual rate based

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued):

on the average daily net assets of each Class of shares of each Fund according to the following schedule:

Class Institutional	Liquidity Class I*	Liquidity Class II*	Liquidity Class III*	Liquidity Class IV*	Liquidity Class V*	Class Treasurer's Trust	Investor Class I*	Investor Class II*	Investor Class III*	Class R
0.13%	0.16%	0.21%	0.26%	0.36%	0.46%	0.61%	0.51%	0.56%	0.76%	0.81%

*  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

Prior to July 16, 2007, each of the above Classes of shares had a comprehensive management fee that was 0.01% lower.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of May 31, 2008, please refer to the below chart for Concentration of Ownership:

Fund Name:	Number of Shareholders:	Percentage of Ownership:
Primary Fund	2	8%, 5%
U.S. Government Fund	1	43%
U.S.Treasury Fund	4	9%, 9%, 7%, 7%

Distribution Assistance:

The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Resrv Partners, Inc. ("Resrv"), an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R, Investor Class III, Investor Class II and Investor Class I Shares. The rate of distribution expenses is 0.25% per year of the classes' average daily net assets.

During the year ended May 31, 2008, RMCI voluntarily waived a portion of its comprehensive management fee for the Primary Fund of $2,503,500, the U.S. Government Fund of $39,102 and the U.S. Treasury Fund of $321,700. These waivers are voluntary and may be terminated at any time. Certain Trustees and Officers of the Funds are also officers of RMCI.

Prior to July 16, 2007, Class R, Investor Class III, Investor Class II and Investor Class I shares had a distribution fee that was 0.05% lower.

(3)  Composition of Net Assets:

At May 31, 2008, the composition of each Fund's net assets was as follows:

	Primary Fund	U.S. Government Fund	U.S. Treasury Fund
Par Value	$64,342,582	$10,420,699	$3,334,849
Additional-Paid-in-Capital	64,278,225,562	10,410,278,500	3,331,514,223
Accumulated net realized gain/(loss) on investments	1,999,638	—	(994,774)
Net Assets	$64,344,567,782	$10,420,699,199	$3,333,854,298

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Composition of Net Assets (Continued):

The tax basis of each Fund's assets is the same as the basis for financial reporting at May 31, 2008.

The income dividends were classified as ordinary income for federal income tax purposes for the years shown below.

The tax character of distributions paid during the years ended May 31, 2007 and May 31, 2008

	Primary Fund		US Government Fund		U.S. Treasury Fund
	2008	2007	2008	2007	2008	2007
Distribution paid from:
Ordinary Dividends	1,763,987,638	1,193,814,354	354,966,943	225,121,972	70,162,860	23,692,684
Long-term capital gain dividend	49,223	—	—	—	—	—
Total Distributions	1,764,036,861	1,193,814,354	354,966,943	225,121,972	70,162,860	23,692,684

(4)  Capital Share Transactions:

For the year ended May 31, 2008, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

	May 31, 2008
	Class R	Investor Class III (a)	Investor Class II (a)	Investor Class I (a)
PRIMARY FUND
Sold	24,770,210,047	13,316,684	150,105,864	119,577,363
Reinvested	268,134,593	377,515	850,260	1,306,644
Redeemed	(28,821,143,584)	(19,020,960)	(239,632,912)	(97,121,339)
Net Increase (Decrease)	(3,782,798,944)	(5,326,761)	(88,676,788)	23,762,668
	Treasurer's Trust	Liquidity Class V (a)	Liquidity Class IV (a)	Liquidity Class III (a)
PRIMARY FUND (continued)
Sold	5,640,244,111	696,878,024	135,391,591	955,714,725
Reinvested	41,776,394	7,659,991	1,097,531	31,561,638
Redeemed	(6,164,146,238)	(471,288,908)	(54,729,046)	(782,918,846)
Net Increase (Decrease)	(482,125,733)	233,249,107	81,760,076	204,357,517

	Liquidity Class II (a)	Liquidity Class I (a)	Class Institutional
PRIMARY FUND (continued)
Sold	1,330,743,812	44,834,680,986	778,200,453,385
Reinvested	6,704,296	125,593,747	1,095,747,782
Redeemed	(1,340,224,533)	(38,236,116,175)	(745,726,925,856)
Net Increase (Decrease)	(2,776,425)	6,724,158,558	33,569,275,311

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

	Class R	Treasurer's Trust	Liquidity Class V (a)	Liquidity Class III (a)
U.S. GOVERNMENT FUND
Sold	6,847,863,794	805,576,864	271,375,772	214,644,653
Reinvested	157,137,486	5,577,456	1,345,260	980,007
Redeemed	(6,200,969,479)	(835,307,075)	(205,860,711)	(203,488,763)
Net Increase (Decrease)	804,031,801	(24,152,755)	66,860,321	12,135,897

	Liquidity Class II (a) (1)	Liquidity Class I (a)	Class Institutional
U.S. GOVERNMENT FUND (continued)
Sold	10,000	680,466,260	63,970,034,441
Reinvested	81	5,241,552	169,510,735
Redeemed	—	(690,337,166)	(60,528,821,910)
Net Increase (Decrease)	10,081	(4,629,354)	3,610,723,266

	Class R	Investor Class II (a)	Investor Class I (a) (2)	Treasurer's Trust
U.S. TREASURY FUND
Sold	3,091,344,825	40,241,124	142,477	403,134,028
Reinvested	15,244,672	233,836	469	1,746,398
Redeemed	(2,846,708,645)	(42,635,578)	(132,811)	(296,212,004)
Net Increase (Decrease)	259,880,852	(2,160,618)	10,135	108,668,422
	Liquidity Class V (a)	Liquidity Class III (a)	Liquidity Class II (a) (1)	Liquidity Class I (a)
U.S. TREASURY FUND (continued)
Sold	97,577,559	10,538,599	10,000	574,877,414
Reinvested	636,514	54,927	54	675,016
Redeemed	(100,894,131)	(3,491,621)	—	(436,992,851)
Net Increase (Decrease)	(2,680,058)	7,101,905	10,054	138,559,579

Class Institutional
U.S. TREASURY FUND (continued)
Sold	11,943,711,871
Reinvested	46,278,710
Redeemed	(9,753,661,228)
Net Increase (Decrease)	2,236,329,353

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

For the year ended May 31, 2007, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

	May 31, 2007
	Class R	Investor Class III (a)	Investor Class II (a)	Investor Class I (a)
PRIMARY FUND
Sold	34,985,418,181	16,233,771	395,990,164	33,803,626
Reinvested	338,260,230	497,979	4,470,212	1,453,312
Redeemed	(33,332,956,030)	(16,476,960)	(386,932,619)	(38,486,779)
Net Increase (Decrease)	1,990,772,381	254,790	13,527,757	(3,229,841)
	Class Treasurer's Trust	Liquidity Class V (a)	Liquidity Class IV (a)	Liquidity Class III (a)
PRIMARY FUND (continued)
Sold	5,638,025,081	361,853,169	11,079,067	548,796,836
Reinvested	45,372,018	3,605,840	323,227	28,589,227
Redeemed	(5,450,084,601)	(310,221,395)	(13,915,842)	(530,060,640)
Net Increase (Decrease)	233,312,498	55,237,614	(2,513,548)	47,325,423
	Liquidity Class II (a)	Liquidity Class I (a)	Class Institutional (b)	Class 8 (b) (Unaudited)
PRIMARY FUND (continued)
Sold	1,204,574,434	8,229,836,755	355,643,855,275	116,482,528,933
Reinvested	9,320,306	23,631,748	489,382,191	159,573,809
Redeemed	(1,144,330,438)	(7,709,282,962)	(341,187,457,825)	(126,826,408,013)
Net Increase (Decrease)	69,564,302	544,185,541	14,945,779,641	(10,184,305,271)
	Class R	Class Treasurer's Trust	Liquidity Class V (a)	Liquidity Class II (a)
U.S. GOVERNMENT FUND
Sold	8,044,114,977	613,694,728	76,068,906	214,867,840
Reinvested	124,648,304	5,482,938	821,117	1,284,768
Redeemed	(5,683,594,757)	(540,283,853)	(61,747,588)	(215,115,541)
Net Increase	2,485,168,524	78,893,813	15,142,435	1,037,067

	Liquidity Class I (a)	Class Institutional (b)	Class 8 (b) (Unaudited)
U.S. GOVERNMENT FUND (continued)
Sold	236,427,300	19,783,051,140	3,503,459,704
Reinvested	2,324,688	49,444,000	19,828,286
Redeemed	(157,821,792)	(18,802,653,890)	(5,285,812,700)
Net Increase (Decrease)	80,930,196	1,029,841,250	(1,762,524,710)

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

	Class R	Investor Class II (a)	Class Treasurer's Trust	Liquidity Class V (a)
U.S. TREASURY FUND
Sold	2,022,017,087	173,179,276	251,032,154	79,149,540
Reinvested	16,660,611	516,891	2,681,312	965,509
Redeemed	(1,965,072,965)	(178,866,356)	(284,620,967)	(54,173,061)
Net Increase (Decrease)	73,604,733	(5,170,189)	(30,907,501)	25,941,988
	Liquidity Class III (a)	Liquidity Class I (a)	Class Institutional (b)	Class 8 (b) (Unaudited)
U.S. TREASURY FUND (continued)
Sold	992,552	10,020	178,625,075	41,230,696
Reinvested	57,966	168	854,754	323,370
Redeemed	(14,185,477)	21	(169,377,669)	(64,626,240)
Net Increase (Decrease)	(13,134,959)	10,209	10,102,160	(23,072,174)

(a)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

(b)  Effective September 1, 2006, Class 8 is no longer being offered and Class 12 was renamed Class Institutional.

(1)  Class commenced operations on February 8, 2008.

(2)  Class commenced operations on October 1, 2007.

(5)  Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(6)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of each Fund for each of the periods as indicated:

	Class R Years Ended May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0371	0.0432	0.0309	0.0100	0.0011
Dividends from net investment income	(0.0371)	(0.0432)	(0.0309)	(0.0100)	(0.0011)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.78%	4.42%	3.13%	1.01%	0.11%
Ratios/Supplemental Data
Net assets end of period (millions)	$5,672.4	$9,455.2	$7,464.5	$5,987.1	$6,067.2
Ratio of expenses to average net assets, before fee waivers	1.05%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets, net of fee waivers	1.04%	1.00%	1.00%	1.00%	0.99%
Ratio of net investment income to average net assets	3.85%	4.33%	3.13%	1.00%	0.10%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Investor Class III (1)
	Years Ended May 31,				August 12, 2003* to May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0376	0.0438	0.0314	0.0105	0.0009
Dividends from net investment income	(0.0376)	(0.0438)	(0.0314)	(0.0105)	(0.0009)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.83%	4.47%	3.19%	1.06%	0.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$6.1	$11.4	$11.2	$13.1	$16.0
Ratio of expenses to average net assets, before fee waivers	1.00%	0.95%	0.95%	0.95%	0.95	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.99%	0.95%	0.95%	(b)	(b)
Ratio of net investment income to average net assets	3.96%	4.37%	3.12%	1.00%	0.14	%(a)
	Investor Class II (1) Years Ended May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0399	0.0458	0.0334	0.0125	0.0035
Dividends from net investment income	(0.0399)	(0.0458)	(0.0334)	(0.0125)	(0.0035)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.07%	4.68%	3.39%	1.27%	0.35%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0 ^	$88.7	$75.2	$55.7	$6.8
Ratio of expenses to average net assets, before fee waivers.	0.76%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets, net of fee waivers	0.76%	0.75%	0.75%	(b)	(b)
Ratio of net investment income to average net assets	4.62%	4.58%	3.36%	1.33%	0.37%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Investor Class I (1)
	Years Ended May 31,				August 12, 2003* to May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0401	0.0463	0.0339	0.0130	0.0029
Dividends from net investment income	(0.0401)	(0.0463)	(0.0339)	(0.0130)	(0.0029)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.09%	4.73%	3.45%	1.32%	0.29%
Ratios/Supplemental Data
Net assets end of period (millions)	$52.1	$28.4	$31.6	$19.4	$26.6
Ratio of expenses to average net assets, before fee waivers	0.76%	0.70%	0.70%	0.70%	0.70	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.75%	0.70%	0.70%	(b)	(b)
Ratio of net investment income to average net assets	3.95%	4.62%	3.51%	1.26%	0.39	%(a)
	Class Treasurer's Trust Years Ended May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0415	0.0473	0.0349	0.0140	0.0050
Dividends from net investment income	(0.0415)	(0.0473)	(0.0349)	(0.0140)	(0.0050)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.23%	4.84%	3.55%	1.42%	0.50%
Ratios/Supplemental Data
Net assets end of period (millions)	$756.0	$1,238.1	$1,004.8	$609.7	$443.7
Ratio of expenses to average net assets, before fee waivers	0.62%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets, net of fee waivers	0.61%	0.60%	0.60%	(b)	(b)
Ratio of net investment income to average net assets	4.29%	4.73%	3.57%	1.49%	0.50%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class V (1) Years Ended May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0430	0.0488	0.0364	0.0155	0.0065
Dividends from net investment income	(0.0430)	(0.0488)	(0.0364)	(0.0155)	(0.0065)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.39%	5.00%	3.70%	1.57%	0.65%
Ratios/Supplemental Data
Net assets end of period (millions)	$345.2	$112.0	$56.8	$17.6	$16.0
Ratio of expenses to average net assets, before fee waivers	0.47%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets, net of fee waivers	0.46%	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	4.01%	4.88%	3.88%	1.58%	0.65%
	Liquidity Class IV (1) Years Ended May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0440	0.0498	0.0374	0.0165	0.0050
Dividends from net investment income	(0.0440)	(0.0498)	(0.0374)	(0.0165)	(0.0050)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.49%	5.10%	3.81%	1.68%	0.51%
Ratios/Supplemental Data
Net assets end of period (millions)	$88.4	$6.6	$9.1	$3.7	$5.1
Ratio of expenses to average net assets, before fee waivers	0.37%	0.35%	0.35%	0.35%	0.35	%(a)+
Ratio of expenses to average net assets, net of fee waivers	0.37%	0.35%	0.35%	(b)	(b)
Ratio of net investment income to average net assets	3.64%	4.97%	3.88%	1.49%	0.74	%(a)+

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class III (1) Years Ended May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0450	0.0508	0.0384	0.0175	0.0085
Dividends from net investment income	(0.0450)	0.0508	(0.0384)	(0.0175)	(0.0085)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.60%	5.21%	3.91%	1.78%	0.86%
Ratios/Supplemental Data
Net assets end of period (millions)	$794.2	$589.9	$542.5	$552.3	$1,348.4
Ratio of expenses to average net assets, before fee waivers	0.27%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets, net of fee waivers	0.26%	0.25%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	4.43%	5.07%	3.84%	1.65%	0.84%
	Liquidity Class II (1)
	Year Ended May 31,				February 17, 2004* to May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0455	0.0513	0.0389	0.0180	0.0025
Dividends from net investment income	(0.0455)	(0.0513)	(0.0389)	(0.0180)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.65%	5.26%	3.96%	1.83%	0.26%
Ratios/Supplemental Data
Net assets end of period (millions)	$300.3	$303.1	$233.5	$266.5	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.22%	0.20%	0.20%	0.20%	0.20	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.21%	0.20%	0.20%	(b)	(b)
Ratio of net investment income to average net assets	4.23%	5.12%	3.93%	1.86%	0.89	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class I (1) Years Ended May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0460	0.0519	0.0394	0.0185	0.0095
Dividends from net investment income	(0.0460)	(0.0519)	(0.0394)	(0.0185)	(0.0095)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.71%	5.31%	4.02%	1.88%	0.96%
Ratios/Supplemental Data
Net assets end of period (millions)	$7,441.9	$717.7	$173.5	$61.9	$136.7
Ratio of expenses to average net assets, before fee waivers	0.17%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets, net of fee waivers	0.16%	0.13%	0.15%	(b)	(b)
Ratio of net investment income to average net assets	4.04%	5.21%	4.07%	1.57%	0.95%
	Class Institutional **
	Year Ended May 31,				June 25, 2003* to May 31,
	2008	2007	2006	2005	2004
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0463	0.0523	0.0397	0.0188	0.0090
Dividends from net investment income	(0.0463)	(0.0523)	(0.0397)	(0.0188)	(0.0090)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.74%	5.37%	4.05%	1.92%	0.91%
Ratios/Supplemental Data
Net assets end of period (millions)	$48,885.9	$15,316.6	$370.8	$190.1	$328.1
Ratio of expenses to average net assets, before fee waivers	0.14%	0.12%	0.12%	0.12%	0.12	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.13%	0.09%	0.12%	(b)	(b)
Ratio of net investment income to average net assets	4.40%	5.26%	4.06%	1.81%	0.97	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class R Years Ended May 31,
	2008	2007	2006	2005	2004
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0324	0.0428	0.0307	0.0102	0.0010
Dividends from net investment income	(0.0324)	(0.0428)	(0.0307)	(0.0102)	(0.0010)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.29%	4.37%	3.12%	1.03%	0.10%
Ratios/Supplemental Data
Net assets end of period (millions)	$5,285.3	$4,481.3	$1,996.1	$940.0	$853.5
Ratio of expenses to average net assets, before fee waivers	1.05%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets, net of fee waivers	1.05%	1.00%	1.00%	1.00%	0.98%
Ratio of net investment income to average net assets	3.16%	4.28%	3.21%	1.04%	0.10%
	Class Treasurer's Trust Years Ended May 31,
	2008	2007	2006	2005	2004
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0368	0.0468	0.0347	0.0142	0.0049
Dividends from net investment income	(0.0368)	(0.0468)	(0.0347)	(0.0142)	(0.0049)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.74%	4.79%	3.53%	1.44%	0.49%
Ratios/Supplemental Data
Net assets end of period (millions)	$155.1	$179.2	$100.3	$81.2	$19.3
Ratio of expenses to average net assets, before fee waivers	0.61%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets, net of fee waivers	0.61%	0.60%	0.60%	(b)	(b)
Ratio of net investment income to average net assets	3.72%	4.68%	3.52%	1.64%	0.48%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class V (1) Years Ended May 31,
	2008	2007	2006	2005	2004
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0383	0.0483	0.0362	0.0157	0.0064
Dividends from net investment income	(0.0383)	(0.0483)	(0.0362)	(0.0157)	(0.0064)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.90%	4.94%	3.69%	1.59%	0.64%
Ratios/Supplemental Data
Net assets end of period (millions)	$98.3	$31.4	$16.3	$9.2	$0.0 ^
Ratio of expenses to average net assets, before fee waivers	0.46%	0.45%	0.45%	0.45%	0.44%
Ratio of expenses to average net assets, net of fee waivers	0.46%	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	3.19%	4.83%	3.80%	2.36%	0.66%
	Liquidity Class III (1) Years Ended May 31,
	2008	2007	2006	2005	2004
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0403	0.0503	0.0382	0.0177	0.0084
Dividends from net investment income	(0.0403)	(0.0503)	(0.0382)	(0.0177)	(0.0084)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.11%	5.15%	3.89%	1.80%	0.84%
Ratios/Supplemental Data
Net assets end of period (millions)	$36.6	$24.4	$23.4	$4.6	$66.0
Ratio of expenses to average net assets, before fee waivers	0.26%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets, net of fee waivers	0.26%	0.25%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	3.70%	5.03%	3.96%	1.44%	0.83%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class II (1)
	Period from February 8, 2008* to May 31, 2008
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000
Net investment income	0.0081
Dividends from net investment income	(0.0081)
Net asset value at end of period	$1.0000
Total Return	0.81%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.25	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.25	%(a)
Ratio of net investment income to average net assets	2.84	%(a)

	Liquidity Class I (1) Years Ended May 31,
	2008	2007	2006	2005	2004
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0413	0.0514	0.0392	0.0187	0.0094
Dividends from net investment income	(0.0413)	(0.0514)	(0.0392)	(0.0187)	(0.0094)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.21%	5.27%	4.00%	1.90%	0.94%
Ratios/Supplemental Data
Net assets end of period (millions)	$76.4	$81.0	$0.1	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.16%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets, net of fee waivers	0.16%	0.14%	0.15%	(b)	(b)
Ratio of net investment income to average net assets	4.28%	5.18%	4.19%	1.87%	0.93%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class Institutional **
	Years Ended May 31,				February 24, 2004* to May 31,
	2008	2007	2006	2005	2004
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0415	0.0517	0.0395	0.0190	0.0025
Dividends from net investment income	(0.0415)	(0.0517)	(0.0395)	(0.0190)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.24%	5.30%	4.03%	1.94%	0.25%
Ratios/Supplemental Data
Net assets end of period (millions)	$4,769.1	$1,158.4	$128.5	$45.2	$1.0
Ratio of expenses to average net assets, before fee waivers	0.13%	0.12%	0.12%	0.12%	0.13	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.13%	0.11%	0.12%	(b)	(b)
Ratio of net investment income to average net assets	3.71%	5.18%	3.96%	2.12%	0.96	%(a)
	Class R Years Ended May 31,
	2008	2007	2006	2005	2004
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0234	0.0395	0.0273	0.0083	0.0009
Dividends from net investment income	(0.0234)	(0.0395)	(0.0273)	(0.0083)	(0.0009)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.37%	4.03%	2.77%	0.83%	0.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$762.9	$503.0	$429.4	$313.9	$377.5
Ratio of expenses to average net assets, before fee waivers	1.05%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets, net of fee waivers	1.04%	1.00%	0.99%	0.99%	0.89%
Ratio of net investment income to average net assets	2.19%	3.95%	2.77%	0.80%	0.09%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Investor Class II (1)
	Year Ended May 31,			August 16, 2004* To May 31,
	2008	2007	2006	2005
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0134	0.0420	0.0298	0.0100
Dividends from net investment income	(0.0134)	(0.0420)	(0.0298)	(0.0100)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.63%	4.29%	3.03%	1.01%
Ratios/Supplemental Data
Net assets end of period (millions)	$5.9	$8.1	$13.2	$1.4
Ratio of expenses to average net assets, before fee waivers	0.79%	0.75%	0.75%	0.76	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.78%	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	2.84%	4.20%	3.31%	1.39	%(a)

	Investor Class I (a)
	Period from October 1, 2007* to May 31, 2008
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000
Net investment income	0.0134
Dividends from net investment income	(0.0134)
Net asset value at end of period	$1.0000
Total Return	1.35%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.78	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.77	%(a)
Ratio of net investment income to average net assets	2.74	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class Treasurer's Trust Years Ended May 31,
	2008	2007	2006	2005	2004
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0278	0.0435	0.0313	0.0121	0.0039
Dividends from net investment income	(0.0278)	(0.0435)	(0.0313)	(0.0121)	(0.0039)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.81%	4.44%	3.18%	1.23%	0.39%
Ratios/Supplemental Data
Net assets end of period (millions)	$147.1	$38.4	$69.3	$94.0	$251.4
Ratio of expenses to average net assets, before fee waivers	0.61%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets, net of fee waivers	0.60%	0.60%	0.59%	(b)	(b)
Ratio of net investment income to average net assets	2.21%	4.34%	3.09%	1.17%	0.39%
	Liquidity Class V (1)
	Year Ended May 31,				August 7, 2003* to May 31,
	2008	2007	2006	2005	2004
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0293	0.0450	0.0328	0.0137	0.0043
Dividends from net investment income	(0.0293)	(0.0450)	(0.0328)	(0.0137)	(0.0043)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.97%	4.60%	3.34%	1.38%	0.43%
Ratios/Supplemental Data
Net assets end of period (millions)	$26.8	$29.5	$3.5	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.46%	0.45%	0.45%	0.45%	0.43	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.45%	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	3.43%	4.55%	3.48%	1.38%	0.54	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class III (1)
	Year Ended May 31,				August 7, 2003* to May 31,
	2008	2007	2006	2005	2004
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0313	0.0469	0.0348	0.0156	0.0058
Dividends from net investment income	(0.0313)	(0.0469)	(0.0348)	(0.0156)	(0.0058)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.18%	4.80%	3.54%	1.59%	0.58%
Ratios/Supplemental Data
Net assets end of period (millions)	$7.1	$0.0 ^	$13.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.26%	0.25%	0.25%	0.25%	0.26	%(a)
Ratio of expenses to average net assets net of fee waivers	0.25%	0.25%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	1.80%	4.50%	4.24%	1.66%	0.71	%(a)

	Liquidity Class II (1)
	Period from February 8, 2008* to May 31, 2008
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000
Net investment income	0.0054
Dividends from net investment income	(0.0054)
Net asset value at end of period	$1.0000
Total Return	0.54%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.22	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.19	%(a)
Ratio of net investment income to average net assets	1.73	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class I (1)
	Year Ended May 31, 2008	Period From December 27, 2006* to May 31, 2007
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0323	0.0207
Dividends from net investment income	(0.0323)	(0.0207)
Net asset value at end of period	$1.0000	$1.0000
Total Return	3.27%	2.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$138.6	$0.0	^
Ratio of expenses to average net assets, before fee waivers .	0.16%	0.15	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.15%	0.15	%(a)
Ratio of net investment income to average net assets	1.78%	4.84%

	Class Institutional**
	Year Ended May 31,				February 24, 2004* to May 31,
	2008	2007	2006	2005	2004
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0326	0.0483	0.0361	0.0170	0.0022
Dividends from net investment income	(0.0326)	(0.0483)	(0.0361)	(0.0170)	(0.0022)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.31%	4.95%	3.68%	1.72%	0.22%
Ratios/Supplemental Data
Net assets end of period (millions)	$2,246.3	$10.2	$0.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.13%	0.12%	0.12%	0.12%	0.12	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.12%	0.11%	0.11%	(b)	(b)
Ratio of net investment income to average net assets	2.34%	4.86%	6.46%	1.78%	0.83	%(a)

*  Inception of Class operations.

**  Effective September 1, 2006, Class 12 was renamed Class Institutional.

(1)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

+  The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

^  Amount is less than $50,000.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Recent Accounting Pronouncements:

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that as of May 31, 2008, no provision for income tax would be required in the Funds' financial statements.

In September 2006, the FASB issued FASB Statement No. 157, Fair Value Measurement (Statement 157), Statement 157 defines fair value, establishes framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period

(8)  Additional Information:

As of May 5, 2008, State Street Bank and Trust Company became the Fund's custodian.

As of June 2, 2008, State Street Bank and Trust Company became the Fund's accountant.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of The Reserve Fund:

We have audited the accompanying statements of net assets of Primary Fund, U.S. Government Fund and U.S. Treasury Fund of The Reserve Fund (the Funds) as of May 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods or years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended May 31, 2005 were audited by another independent registered public accounting firm whose report dated September 26, 2005 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Primary Fund, U.S. Government Fund, and U.S. Treasury Fund of The Reserve Fund as of May 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods or years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

July 30, 2008

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
OF THE TRUSTS (unaudited)

The Board of Trustees is responsible for the management and supervision of the Trusts. The Trustees approve all material agreements between the Funds and the Trusts' service providers. Biographical information relating to the Trustees and the Executive Officers of the Trusts is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trusts and the length of time served. The Trustees and the Executive Officers of the Trusts oversee 23 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex

INTERESTED TRUSTEE

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT†*# Age: 71 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000	President of Reserve Management Company, Inc. ("RMCI"), Chairman of Reserve Management Corporation ("RMC") and Chairman of Resrv Partners, Inc. ("Resrv") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
EDWIN EHLERT, JR. Age: 77 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired. President of Premier Resources, Inc. (meeting management firm) since 1987; Trustee of other Reserve funds.

WILLIAM E. VIKLUND Age: 68 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since April 17, 2007	Retired since 1996; Trustee of other Reserve funds.

JOSEPH D. DONNELLY Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired since 2002; Member of Pershing Executive Committee from 1986 to present; Trustee of other Reserve funds.

WILLIAM J. MONTGORIS Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired since 1999; Director of Stage Stores, Inc. (retailing) since 2004; Director of OfficeMax Inc. (consumer goods/office supplies) 2007; Director of Carters, Inc. (consumer goods/apparel) since 2007; Trustee of other Reserve funds.

INDEPENDENT TRUSTEES (Continued)

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
FRANK J. STALZER Age: 51 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	President of Astrex Electronics since 2006; Vice President and GM of Arrow/Zeus from 2004 to 2005; Vice President of Marketing of Arrow/Zeus from 2002 to 2004; Trustee of other Reserve funds.

RONALD J. ARTINIAN Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Private investor since 1998; Director of First Real Estate Investment Trust of New Jersey since 1992; Director of NYMagic, Inc. (insurance) since 2008; Trustee of other Reserve funds.

SANTA ALBICOCCO Age: 57 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance – County of Nassau, NY; Trustee of other Reserve funds.

STEPHEN P. ZIENIEWICZ Age: 48 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Executive Director – University of Washington Medical Center since 2007; Chief Operating Officer – Saint Louis University Hospital from 2004 to 2007; Vice President Support Services – South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT II†# Age: 42 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Senior Vice President and Assistant Treasurer since 2000, Co-Chief Executive Officer since 2005.	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of Resrv since 2000; Former Trustee of Trusts in The Reserve fund complex.

ARTHUR T. BENT III†# Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Assistant Secretary since 2000, Co-Chief Executive Officer and Senior Vice President since 2005.	Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer, Assistant Secretary and Director of Resrv since 2000.

OFFICERS WHO ARE NOT TRUSTEES (Continued)

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
PATRICK J. FARRELL Age: 48 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.	Chief Financial Officer of RMCI and its affiliates since 2006; Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer – McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

CHRISTINA MASSARO Age: 41 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Funds, RMCI and Resrv since 2005; Anti-Money Laundering Compliance Officer of RMCI and Resrv since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

CATHERINE CROWLEY Age : 54 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007.	General Counsel, RMCI since 2007; Senior Vice President, Secretary-RMC since 2007; Senior Vice President, Associate General Counsel-J.P. Morgan Chase, October 1986-April 2004.

*  Mr. Bruce Bent is an "interested person" of the Fund as defined in Section 2(a) (19) of the Investment Company Act, due to his positions with RMC, RMCI and Resrv.

**  Each Trustee shall hold office until he/she resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Independent Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent, Mr. Bruce R. Bent II and Mr. Arthur T. Bent II also serve as officers to unregistered funds advised by the Investment Adviser.

#  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

FEDERAL TAX INFORMATION (Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for the Funds were ordinary income dividends.

During the fiscal year ended May 31, 2008, Primary Fund designates $49,223 as long term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2007 and held for the entire period ending May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Primary Fund Class R
Actual	$1,000.00	$1,013.65	$5.25
Hypothetical	$1,000.00	$1,019.73	$5.27

*  Expenses are equal to the Fund's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Investor Class III
Actual	$1,000.00	$1,014.15	$5.00
Hypothetical	$1,000.00	$1,019.99	$5.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Primary Fund Investor Class II
Actual	$1,000.00	$1,016.51	$3.84
Hypothetical	$1,000.00	$1,021.15	$3.85

*  Expenses are equal to the Fund's annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Investor Class I
Actual	$1,000.00	$1,016.66	$3.79
Hypothetical	$1,000.00	$1,021.20	$3.80

*  Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Class Treasurer's Trust
Actual	$1,000.00	$1,018.07	$3.08
Hypothetical	$1,000.00	$1,021.91	$3.09

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Liquidity Class V
Actual	$1,000.00	$1,019.62	$2.33
Hypothetical	$1,000.00	$1,022.67	$2.33

*  Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Liquidity Class IV
Actual	$1,000.00	$1,020.58	$1.87
Hypothetical	$1,000.00	$1,023.13	$1.87

*  Expenses are equal to the Fund's annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Liquidity Class III
Actual	$1,000.00	$1,021.68	$1.33
Hypothetical	$1,000.00	$1,023.68	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Liquidity Class II
Actual	$1,000.00	$1,022.19	$1.06
Hypothetical	$1,000.00	$1,023.94	$1.06

*  Expenses are equal to the Fund's annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Primary Fund Liquidity Class I
Actual	$1,000.00	$1,022.69	$0.86
Hypothetical	$1,000.00	$1,024.14	$0.86

*  Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Primary Fund Class Institutional
Actual	$1,000.00	$1,023.04	$0.66
Hypothetical	$1,000.00	$1,024.34	$0.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Class R
Actual	$1,000.00	$1,011.16	$5.29
Hypothetical	$1,000.00	$1,019.68	$5.32

*  Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Class Treasurer's Trust
Actual	$1,000.00	$1,015.62	$3.08
Hypothetical	$1,000.00	$1,021.91	$3.09

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class V
Actual	$1,000.00	$1,017.18	$2.33
Hypothetical	$1,000.00	$1,022.67	$2.33

*  Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class III
Actual	$1,000.00	$1,019.24	$1.31
Hypothetical	$1,000.00	$1,023.68	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class II
Actual	$1,000.00	$1,002.80	$1.25
Hypothetical	$1,000.00	$1,023.74	$1.26

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class I
Actual	$1,000.00	$1,020.24	$0.81
Hypothetical	$1,000.00	$1,024.19	$0.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Government Fund Class Institutional
Actual	$1,000.00	$1,020.54	$0.66
Hypothetical	$1,000.00	$1,024.34	$0.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
U.S. Treasury Fund Class R
Actual	$1,000.00	$1,006.62	$5.23
Hypothetical	$1,000.00	$1,019.73	$5.27

*  Expenses are equal to the Fund's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Investor Class II
Actual	$1,000.00	$1,009.22	$3.93
Hypothetical	$1,000.00	$1,021.05	$3.95

*  Expenses are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Investor Class I
Actual	$1,000.00	$1,002.89	$3.86
Hypothetical	$1,000.00	$1,021.10	$3.90

*  Expenses are equal to the Fund's annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Class Treasurer's Trust
Actual	$1,000.00	$1,011.03	$3.02
Hypothetical	$1,000.00	$1,022.03	$3.04

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class V
Actual	$1,000.00	$1,012.58	$2.27
Hypothetical	$1,000.00	$1,022.79	$2.28

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class III
Actual	$1,000.00	$1,014.64	$1.26
Hypothetical	$1,000.00	$1,023.73	$1.27

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class II
Actual	$1,000.00	$1,001.75	$0.95
Hypothetical	$1,000.00	$1,024.04	$0.96

*  Expenses are equal to the Fund's annualized expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class I
Actual	$1,000.00	$1,015.59	$0.76
Hypothetical	$1,000.00	$1,024.24	$0.76

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Treasury Fund Class Institutional
Actual	$1,000.00	$1,015.94	$0.61
Hypothetical	$1,000.00	$1,024.46	$0.61

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This page has been left blank intentionally)

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RF/ANNUAL 5/08

Annual Report

May 31, 2008

Primary II Fund

of The Reserve Fund

Eliminate Mail Clutter and Save Natural Resources!

Sign up for Reserve eDelivery at

www.TheR.com/edelivery

Bruce R. Bent
Chairman & CEO
The Reserve

July 29, 2008

The World's Most Experienced Money Fund ManagerSM

After a recent speech a questioner asked what I would do if I was appointed Chairman of the Federal Reserve. I responded that I would immediately resign and go back to being Chairman of The Reserve. Here is why. We are at the flex point in our economy. Inflation pressures that were apparent last summer are still present. Because of the crisis of confidence that emerged last year, inflation fighting was put on hold, interest rates were dropped to protect the valuation of securities and therefore the integrity of investment banks, commercial banks and some money market mutual funds too as it worked out. Unfortunately, the crisis of confidence is not over but the market has improved dramatically.

Many dangerously Structured Investment Vehicles (SIVs) were folded by their sponsors which had the effect of taking matches from children that had proved themselves unworthy of the responsibility, underscoring my earlier points that not anyone can run a money fund. One year has passed since the subprime and SIV crisis shook the foundation of our markets, which has investors questioning the safety of their money funds. Good!

We are pleased to report that you, and the markets in general, have embraced the very concept and foundation on which The Reserve was founded, an unwavering discipline focused on protecting your principal, providing daily liquidity and transparency, and all the while boring you into a sound sleep. Experience has prevailed and as a result, The Reserve's assets grew by nearly 100%, or $61 billion, over the past year.

Thank you for the trust you have placed in us as your cash manager and in helping us be the fastest organically growing money fund company, ranked among the largest U.S. money fund managers (those with at least $40 billion in assets) in 2005, 2006 and again in 2007.* Please let us know your comments and suggestions as to how we can serve you better.

Bruce Bent
Chairman & CEO

* Source: Crane Data. Ranking is based upon an analysis of 82 money market fund families that Crane Data covers as part of their Money Market Intelligence report from May 31, 2007 to May 31, 2008.

There is no other company in the world that has managed money market funds longer than The Reserve, the largest investment manager dedicated entirely to cash and money fund management. Since creating the money fund industry in 1971, The Reserve's Founder and Chairman, Bruce R. Bent, has actively participated in the daily management of the company and regularly educates the markets on money funds and our original tenets of safety of principal, daily liquidity, and a reasonable rate of return.

1

THE RESERVE FUND — PRIMARY II FUND

STATEMENT OF NET ASSETS — MAY 31, 2008

Principal Amount	Repurchase Agreements — 97.9%	Value (Note 1)
$5,000,000	Bank of America N.A., 2.33%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $5,000,971 (collateralized by GNMA 6.00% due 5/20/38 valued at $5,150,000)	$5,000,000

Total Investments (Cost* $5,000,000)	97.9%	5,000,000
Other assets less liabilities	2.1	106,324
Net Assets	100.0%	$5,106,324

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

5,106,324 shares Class Institutional	$1.00

GLOSSARY

GNMA  —  Government National Mortgage Association

*  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

See notes to financial statements.

2

THE RESERVE FUND — PRIMARY II FUND

STATEMENT OF OPERATIONS

Period from March 17, 2008* to May 31, 2008
Interest Income (Note 1)	$6,831
Expenses (Note 2)
Comprehensive management fees:
Class Institutional	560
Total expenses before waiver	560
Less: expenses waived (Note 2)	(560)
Net Expenses	0
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$6,831

*  Inception of Class Institutional operations.

See notes to financial statements.

3

THE RESERVE FUND — PRIMARY II FUND

STATEMENT OF CHANGES IN NET ASSETS

	Period from March 17, 2008 to May 31, 2008**	Period from June 1, 2006 to April 19, 2007*
Increase in Net Assets: From Investment Operations:
Net investment income	$6,831	$44,623
Distributions to Shareholders From Net Investment Income (Note 1):
Class QRI*	—	(25,143)
Class QRII*	—	(19,480)
Class Institutional**	(6,831)	—
Total dividends to shareholders	(6,831)	(44,623)
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	30,100,300	1,641,665
Dividends reinvested	6,831	44,623
Cost of shares redeemed	(25,000,807)	(2,834,239)
	5,106,324	(1,147,951)
Net increase (decrease) in net assets	5,106,324	(1,147,951)
Net Assets:
Beginning of period	—	1,147,951
End of period	$5,106,324	$—

*   Classes QRI and QRII were liquidated on April 19, 2007.

**  Class Institutional commenced operations on March 17, 2008.

See notes to financial statements.

4

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund and Treasury & Repo Fund. These financial statements and notes apply only to the Primary II Fund, (the "Fund"). The Fund currently offers only one class of shares: Class Institutional which commenced operations on March 17, 2008. The Fund previously had offered shares in Quaker Reserve Money-Market I and Quaker Reserve Money-Market II (QRI and QRII, respectively) which were liquidated on April 19, 2007.

B. Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E. The Fund may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, follows procedures intended to ensure that all repurchase agreements are at least 100% collateralized as to principal and interest. Under a repurchase agreement, a party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price. A counterparty bankruptcy could delay recovery of collateral.

5

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to a separate Investment Management Agreement (the "Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the overall supervision of the Board of Trustees. Under the Agreement, RMCI manages its investments in accordance to its investment objective and policies. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of the class's average daily net assets), all administrative and customary operating expenses of the Fund, as well as, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the Chief Compliance Officer and related expenses and the fees and expenses of the Trustees who are not interested persons of the Investment Adviser as defined in the Investment Company Act (the 'Independent Trustees"), including the fees of the independent counsel of the Independent Trustees. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of the Class of shares of the Fund according to the following schedule:

Class Institutional	Class QRI	Class QRII
0.15%	0.80%	0.80%

Prior to April 19, 2007, the Fund paid RMCI a comprehensive management fee at an annual rate of 0.80% of the average net assets of the Fund. Shareholders did not pay comprehensive management fees at both the Fund and the Primary Fund levels. The comprehensive management fees incurred at the Fund level were reduced by the comprehensive management fees incurred by the Primary Fund because they were waived. For the period from June 1, 2006 to April 19, 2007 the Fund accrued $8,176 in comprehensive management fees. There were no fees waived in the period. The maximum level of distribution expenses was 0.25% and 1.00% per year of the average net assets of Class QRI and Class QRII, respectively. For the period from June 1, 2006 to April 19, 2007, the Fund accrued $6,983 in distribution fees.

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of May 31, 2008, RMCI owned approximately 99% of the Fund.

6

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Composition of Net Assets:

At May 31, 2008, the composition of the Fund's net assets was as follows:

Primary II Fund
Par Value	$5,106
Additional-Paid-in-Capital	5,101,218
Net Assets	$5,106,324

The tax basis of the Fund's assets is the same as the basis for financial reporting at May 31, 2008.

The income dividends were classified as ordinary income for federal income tax purposes for the periods shown below:

	2008	2007
Primary II Fund	$6,831	$44,623

(4)  Capital Share Transactions:

For the period ended May 31, 2008, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

Period from March 17, 2008 to May 31, 2008
Class Institutional*
PRIMARY II FUND
Sold	30,100,300
Reinvested	6,831
Redeemed	(25,000,807)
Net Increase (Decrease)	5,106,324

For the period ended April 19, 2007, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	Period from June 1, 2006 to April 19, 2007	Period from June 1, 2006 to April 19, 2007
	QRI**	QRII**
PRIMARY II FUND
Sold	1,215,431	426,234
Reinvested	25,143	19,480
Redeemed	(1,717,567)	(1,116,672)
Net Increase (Decrease)	(476,993)	(670,958)

*   Class commenced operations on March 17, 2008.

**  Classes QRI and QRII were liquidated on April 19, 2007.

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

	Class Institutional
	Period from March 17, 2008 to May 31, 2008(1)
Net asset value at beginning of year	$1.0000
Net investment income	0.0033
Dividends from net investment income	(0.0033)
Net asset value at end of year	$1.0000
Total Return	0.33	%(b)
Ratios/Supplemental Data
Net assets end of year (millions)	$5.1
Ratio of expenses to average net assets	0.15	%(a)
Ratio of expenses to average net assets net of fee waivers	0.00	%(a)
Ratio of net investment income to average net assets	1.83	%(a)

	Class QRI*
	Period from June 1, 2006 to April 19, 2007		Year Ended May 31, 2006	Year Ended May 31, 2005	Period Ended May 31, 2004(2)
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income from investment operations	0.0378		0.0309	0.0097	0.0011
Less dividends from net investment income	(0.0378)		(0.0309)	(0.0097)	(0.0011)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	3.85%		3.14%	0.98%	0.11%
Ratios/Supplemental Data
Net assets end of period (thousands)	$0.0	*	$477.0	$196.7	$231.6
Ratio of expenses to average net assets before waiver(3)	0.97	%(a)	1.05%	1.05%	0.97	%(a)
Ratio of expenses to average net assets after waiver(3)	0.97	%(a)	0.97%	0.96%	0.82	%(a)
Ratio of net investment income to average net assets	4.28	%(a)	3.16%	1.02%	0.20	%(a)

8

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class QRII*
	Period from June 1, 2006 to April 19, 2007		Year Ended May 31, 2006	Year Ended May 31, 2005	Period Ended May 31, 2004(2)
Net asset value at beginning of period	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income from investment operations	0.0312		0.0234	0.0037	0.0002
Less dividends from net investment income	(0.0312)		(0.0234)	(0.0037)	(0.0002)
Net asset value at end of period	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	3.17%		2.36%	0.37%	0.02%
Ratios/Supplemental Data
Net assets end of period (thousands)	$0.0	*	$671.0	$210.8	$476.7
Ratio of expenses to average net assets before waiver(3)	1.71	%(a)	1.80%	1.80%	1.72	%(a)
Ratio of expenses to average net assets after waiver (3)	1.71	%(a)	1.72%	1.54%	0.99	%(a)
Ratio of net investment income to average net assets	3.52	%(a)	2.34%	0.27%	0.03	%(a)

(a)   Annualized.

(b)   Not Annualized.

(1)   From the period March 17, 2008 (Inception of Class) to May 31, 2008.

(2)   From the period November 5, 2003 (Inception of Class) to May 31, 2004.

(3)   Does not include expenses of the Reserve Primary Fund Class Institutional.

*   Classes QRI and QRII were liquidated on April 19, 2007.

(7)  Recent Accounting Pronouncements:

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that as of May 31, 2008, no provision for income tax would be required in the Fund's financial statements.

In September 2006, the FASB issued FASB Statement No. 157, Fair Value Measurement (Statement 157), Statement 157 defines fair value, establishes framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair

9

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Recent Accounting Pronouncements (Continued):

value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

(8)  Additional Information:

As of June 2, 2008, State Street Bank and Trust Company became the Fund's accountants.

10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of The Reserve Fund:

We have audited the accompanying statements of net assets of Primary II Fund of The Reserve Fund (the Fund) as of May 31, 2008, and the related statement of operations for the period March 17, 2008 (inception of current class operations) to May 31, 2008, and the statements of changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods or year in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each year or period in the two-year period ended May 31, 2005 were audited by another independent registered public accounting firm whose report dated September 26, 2005 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Primary II Fund of The Reserve Fund as of May 31, 2008, and the results of its operations for the period March 17, 2008 (inception of current class operations) to May 31, 2008, the changes in its net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods or year in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

July 30, 2008

11

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
OF THE TRUSTS (Unaudited)

The Board of Trustees is responsible for the management and supervision of the Trusts. The Trustees approve all material agreements between the Fund and the Trusts' service providers. Biographical information relating to the Trustees and the Executive Officers of the Trusts is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trusts and the length of time served. The Trustees and the Executive Officers of the Trusts oversee 23 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEE

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT†*# Age: 71 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000	President of Reserve Management Company, Inc. ("RMCI"), Chairman of Reserve Management Corporation ("RMC") and Chairman of Resrv Partners, Inc. ("Resrv") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
EDWIN EHLERT, JR. Age: 77 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since inception	Retired. President of Premier Resources, Inc. (meeting management firm) since 1987; Trustee of other Reserve funds.

WILLIAM E. VIKLUND Age: 68 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since inception	Retired since 1996; Trustee of other Reserve funds.

JOSEPH D. DONNELLY Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired since 2002; Member of Pershing Executive Committee from 1986 to present; Trustee of other Reserve funds.

WILLIAM J. MONTGORIS Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since inception	Retired since 1999; Director of Stage Stores, Inc. (retailing) since 2004; Director of OfficeMax Inc. (consumer goods/office supplies) 2007; Director of Carters, Inc. (consumer goods/apparel) since 2007; Trustee of other Reserve funds.

12

INDEPENDENT TRUSTEES (Continued)

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
FRANK J. STALZER Age: 51 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since inception	President of Astrex Electronics since 2006; Vice President and GM of Arrow/Zeus from 2004 to 2005; Vice President of Marketing of Arrow/Zeus from 2002 to 2004; Trustee of other Reserve funds.

RONALD J. ARTINIAN Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since inception	Private investor since 1998; Director of First Real Estate Investment Trust of New Jersey since 1992; Director of NYMagic, Inc. (insurance) since 2008; Trustee of other Reserve funds.

SANTA ALBICOCCO Age: 57 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since inception	Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance – County of Nassau, NY; Trustee of other Reserve funds.

STEPHEN P. ZIENIEWICZ Age: 48 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since inception	Executive Director – University of Washington Medical Center since 2007; Chief Operating Officer – Saint Louis University Hospital from 2004 to 2007; Vice President Support Services – South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT II†# Age: 42 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Senior Vice President and Assistant Treasurer since 2000, Co-Chief Executive Officer since 2005.	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of Resrv since 2000; Former Trustee of Trusts in The Reserve fund complex.

ARTHUR T. BENT III†# Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Assistant Secretary since 2000, Co-Chief Executive Officer and Senior Vice President since 2005.	Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer, Assistant Secretary and Director of Resrv since 2000.

13

OFFICERS WHO ARE NOT TRUSTEES (Continued)

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
PATRICK J. FARRELL Age: 48 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.	Chief Financial Officer of RMCI and its affiliates since 2006; Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer – McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

CHRISTINA MASSARO Age: 41 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Fund, RMCI and Resrv since 2005; Anti-Money Laundering Compliance Officer of RMCI and Resrv since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

CATHERINE CROWLEY Age : 54 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007.	General Counsel, RMCI since 2007; Senior Vice President, Secretary-RMC since 2007; Senior Vice President, Associate General Counsel – J.P. Morgan Chase, October 1986-April 2004.

*  Mr. Bruce Bent is an "interested person" of the Fund as defined in Section 2(a) (19) of the Investment Company Act, due to his positions with RMC, RMCI and Resrv.

**  Each Trustee shall hold office until he/she resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Independent Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent, Mr. Bruce R. Bent II and Mr. Arthur T. Bent II also serve as officers to unregistered funds advised by the Investment Adviser.

#  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

FEDERAL TAX INFORMATION (Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for the Fund were ordinary income dividends.

14

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2007 and held for the entire period ending May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Primary II Fund Class Institutional
Actual**	$1,000.00	$1,001.63	$0.00
Hypothetical**	$1,000.00	$1,010.25	$0.00

*  Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**  The actual calculations are based on 76 days [March 17, 2008 (Class Inception) to May 31, 2008]. The Hypothetical calculations are based on 183 days (December 1, 2007 to May 31, 2008).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in

15

which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

16

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RF-P2/ANNUAL 5/08

Annual Report

May 31, 2008

U.S. Government II Fund

of The Reserve Fund

Eliminate Mail Clutter and Save Natural Resources!

Sign up for Reserve eDelivery at

www.TheR.com/edelivery

Bruce R. Bent
Chairman & CEO
The Reserve

July 28, 2008

The World's Most Experienced Money Fund ManagerSM

After a recent speech a questioner asked what I would do if I was appointed Chairman of the Federal Reserve. I responded that I would immediately resign and go back to being Chairman of The Reserve. Here is why. We are at the flex point in our economy. Inflation pressures that were apparent last summer are still present. Because of the crisis of confidence that emerged last year, inflation fighting was put on hold, interest rates were dropped to protect the valuation of securities and therefore the integrity of investment banks, commercial banks and some money market mutual funds too as it worked out. Unfortunately, the crisis of confidence is not over but the market has improved dramatically.

Many dangerously Structured Investment Vehicles (SIVs) were folded by their sponsors which had the effect of taking matches from children that had proved themselves unworthy of the responsibility, underscoring my earlier points that not anyone can run a money fund. One year has passed since the subprime and SIV crisis shook the foundation of our markets, which has investors questioning the safety of their money funds. Good!

We are pleased to report that you, and the markets in general, have embraced the very concept and foundation on which The Reserve was founded, an unwavering discipline focused on protecting your principal, providing daily liquidity and transparency, and all the while boring you into a sound sleep. Experience has prevailed and as a result, The Reserve's assets grew by nearly 100%, or $61 billion, over the past year.

Thank you for the trust you have placed in us as your cash manager and in helping us be the fastest organically growing money fund company, ranked among the largest U.S. money fund managers (those with at least $40 billion in assets) in 2005, 2006 and again in 2007.* Please let us know your comments and suggestions as to how we can serve you better.

Bruce Bent
Chairman & CEO

* Source: Crane Data. Ranking is based upon an analysis of 82 money market fund families that Crane Data covers as part of their Money Market Intelligence report from May 31, 2007 to May 31, 2008.

There is no other company in the world that has managed money market funds longer than The Reserve, the largest investment manager dedicated entirely to cash and money fund management. Since creating the money fund industry in 1971, The Reserve's Founder and Chairman, Bruce R. Bent, has actively participated in the daily management of the company and regularly educates the markets on money funds and our original tenets of safety of principal, daily liquidity, and a reasonable rate of return.

1

THE RESERVE FUND — U.S. GOVERNMENT II FUND

STATEMENT OF NET ASSETS — May 31, 2008

Principal Amount	Repurchase Agreements — 97.2%	Value (Note 1)
$5,000,000	Bank of America N.A., 2.33%, dated 5/30/08, due 6/2/08, repurchase proceeds at maturity $5,000,971 (collateralized by GNMA 6.00% due 5/20/38 valued at $5,150,000)	$5,000,000

Total Investments (Cost* $5,000,000)	97.2%	5,000,000
Other assets less liabilities	2.8	143,500
Net Assets	100.0%	$5,143,500

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

5,143,500 shares Class Institutional	$1.00

GLOSSARY

GNMA  —  Government National Mortgage Association

*  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

See notes to financial statements.
2

THE RESERVE FUND — U.S. GOVERNMENT II FUND

STATEMENT OF OPERATIONS

Period from March 17, 2008* to May 31, 2008
Interest Income (Note 1)	$191,408
Expenses (Note 2)
Comprehensive management fees:
Class Institutional	17,168
Total expenses before waiver	17,168
Less: expenses waived (Note 2)	(17,168)
Net Expenses	0
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$191,408

*  Inception of Class operations.

See notes to financial statements.

3

THE RESERVE FUND — U.S. GOVERNMENT II FUND

STATEMENT OF CHANGES IN NET ASSETS

Period from March 17, 2008* to May 31, 2008
Increase in Net Assets From Investment Operations:
Net investment income	$191,408
Distributions to Shareholders From Net Investment Income (Note 1):
Class Institutional	(191,408)
Total dividends to shareholders	(191,408)
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	105,111,065
Dividends reinvested	179,415
Cost of shares redeemed	(100,146,980)
5,143,500
Net increase in net assets	5,143,500
Net Assets:
Beginning of year	—
End of year	$5,143,500

*  Inception of Class operations.

See notes to financial statements.

4

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund and Treasury & Repo Fund. These financial statements and notes apply only to the U.S. Government II Fund, (the "Fund"). The Fund offers one class of shares: Class Institutional. The Fund commenced operations on March 17, 2008.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E.  The Fund may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, follows procedures intended to ensure that all repurchase agreements are at least 100% collateralized as to principal and interest. Under a repurchase agreement, a party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price. The Fund will require the seller to provide additional collateral if the market value of the

5

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

securities falls below the repurchase price. A counterparty bankruptcy could delay recovery of collateral.

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  Management Fee and other Transactions with Affiliates:

Pursuant to a separate Investment Management Agreement (the "Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the overall supervision of the Board of Trustees. Under the Agreement, RMCI manages its investments, in accordance to its investment objective and policies. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of the class's average daily net assets), all administrative and customary operating expenses of the Fund, as well as, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the Chief Compliance Officer and related expenses and the fees and expenses of the Trustees who are not interested persons of the Investment Adviser as defined in the Investment Company Act (the 'Independent Trustees"), including the fees of the independent counsel of the Independent Trustees. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of the Class of shares of the Fund according to the following schedule:

Class Institutional
0.15%

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of May 31, 2008, RMCI owned approximately 99% of the Fund.

6

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Composition of Net Assets:

At May 31, 2008, the composition of the Fund's net assets was as follows:

U.S. Government II Fund
Par Value	$5,144
Additional-Paid-in-Capital	5,138,356
Net Assets	$5,143,500

The tax basis of the Fund's assets is the same as the basis for financial reporting at May 31, 2008.

The income dividends were classified as ordinary income for federal income tax purposes for the periods shown below:

2008
U.S. Government II Fund	$191,408

(4)  Capital Share Transactions:

For the period ended May 31, 2008, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

Period from March 17, 2008* to May 31, 2008
Class Institutional
U.S. GOVERNMENT II FUND
Sold	105,111,065
Reinvested	179,415
Redeemed	(100,146,980)
Net Increase	5,143,500

* Inception of Class operations.

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of the Fund for the period as indicated:

	Class Institutional
	March 17, 2008* to May 31, 2008
Net asset value at beginning of year	$1.0000
Net investment income	0.0035
Dividends from net investment income	(0.0035)
Net asset value at end of year	$1.0000
Total Return	0.35	%(b)
Ratios/Supplemental Data
Net assets end of year (millions)	$5.1
Ratio of expenses to average net assets	0.15	%(a)
Ratio of expenses to average net assets net of fee waivers	0.00	%(a)
Ratio of net investment income to average net assets	1.67	%(a)

*  Inception of Class operations.

(a)  Annualized.

(b)  Not Annualized

(7)  Recent Accounting Pronouncements:

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that as of May 31, 2008, no provision for income tax would be required in the Fund's financial statements.

In September 2006, the FASB issued FASB Statement No. 157, Fair Value Measurement (Statement 157), Statement 157 defines fair value, establishes framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

(8)  Additional Information:

As of June 2, 2008, State Street Bank and Trust Company became the Fund's accountants.

8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of The Reserve Fund:

We have audited the accompanying statement of net assets of U.S. Government II Fund of The Reserve Fund (the Fund) as of May 31, 2008, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period March 17, 2008 (commencement of operations) to May 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government II Fund of The Reserve Fund as of May 31, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for the period March 17, 2008 (commencement of operations) to May 31, 2008, in conformity with U.S. generally accepted accounting principles.

July 30, 2008

9

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
OF THE TRUSTS (Unaudited)

The Board of Trustees is responsible for the management and supervision of the Trusts. The Trustees approve all material agreements between the Fund and the Trusts' service providers. Biographical information relating to the Trustees and the Executive Officers of the Trusts is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trusts and the length of time served. The Trustees and the Executive Officers of the Trusts oversee 23 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex

INTERESTED TRUSTEE

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT†*# Age: 71 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000	President of Reserve Management Company, Inc. ("RMCI"), Chairman of Reserve Management Corporation ("RMC") and Chairman of Resrv Partners, Inc. ("Resrv") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
EDWIN EHLERT, JR. Age: 77 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired. President of Premier Resources, Inc. (meeting management firm) since 1987; Trustee of other Reserve funds.

WILLIAM E. VIKLUND Age: 68 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since Inception	Retired since 1996; Trustee of other Reserve funds.

JOSEPH D. DONNELLY Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired since 2002; Member of Pershing Executive Committee from 1986 to present; Trustee of other Reserve funds.

WILLIAM J. MONTGORIS Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired since 1999; Director of Stage Stores, Inc. (retailing) since 2004; Director of OfficeMax Inc. (consumer goods/office supplies) 2007; Director of Carters, Inc. (consumer goods/apparel) since 2007; Trustee of other Reserve funds.

10

INDEPENDENT TRUSTEES (Continued)

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
FRANK J. STALZER Age: 51 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	President of Astrex Electronics since 2006; Vice President and GM of Arrow/Zeus from 2004 to 2005; Vice President of Marketing of Arrow/Zeus from 2002 to 2004; Trustee of other Reserve funds.

RONALD J. ARTINIAN Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Private investor since 1998; Director of First Real Estate Investment Trust of New Jersey since 1992; Director of NYMagic, Inc. (insurance) since 2008; Trustee of other Reserve funds.

SANTA ALBICOCCO Age: 57 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance – County of Nassau, NY; Trustee of other Reserve funds.

STEPHEN P. ZIENIEWICZ Age: 48 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Executive Director – University of Washington Medical Center since 2007; Chief Operating Officer – Saint Louis University Hospital from 2004 to 2007; Vice President Support Services – South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT II†# Age: 42 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Senior Vice President and Assistant Treasurer since 2000, Co-Chief Executive Officer since 2005.	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of Resrv since 2000; Former Trustee of Trusts in The Reserve fund complex.

ARTHUR T. BENT III†# Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Assistant Secretary since 2000, Co-Chief Executive Officer and Senior Vice President since 2005.	Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer, Assistant Secretary and Director of Resrv since 2000.

11

OFFICERS WHO ARE NOT TRUSTEES (Continued)

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
PATRICK J. FARRELL Age: 48 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.	Chief Financial Officer of RMCI and its affiliates since 2006; Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer – McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

CHRISTINA MASSARO Age: 41 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Fund, RMCI and Resrv since 2005; Anti-Money Laundering Compliance Officer of RMCI and Resrv since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

CATHERINE CROWLEY Age : 54 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007.	General Counsel, RMCI since 2007; Senior Vice President, Secretary-RMC since 2007; Senior Vice President, Associate General Counsel – J.P. Morgan Chase, October 1986-April 2004.

*  Mr. Bruce Bent is an "interested person" of the Fund as defined in Section 2(a) (19) of the Investment Company Act, due to his positions with RMC, RMCI and Resrv.

**  Each Trustee shall hold office until he/she resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Independent Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent, Mr. Bruce R. Bent II and Mr. Arthur T. Bent II also serve as officers to unregistered funds advised by the Investment Adviser.

#  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

FEDERAL TAX INFORMATION (Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for the Fund were ordinary income dividends.

12

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2007 and held for the entire period ending May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
U.S. Government II Fund Class Institutional
Actual**	$1,000.00	$1,001.75	$0.00
Hypothetical**	$1,000.00	$1,010.25	$0.00

*  Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**  The actual calculations are based on 76 days [March 17, 2008 (Class Inception) to May 31, 2008]. The Hypothetical calculations are based on 183 days (December 1, 2007 to May 31, 2008).

13

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

14

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RF-G2/ANNUAL 5/08

Item 2.                                   Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer.  The registrant has not made any amendments to its code of ethics during the covered period.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the registrant’s code of ethics is filed herewith.

Item 3.                                   Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William Montgoris and Santa Albicocco are the audit committee financial experts and are considered to be independent.

Item 4.                                   Principal Accountant Fees and Services.

(a) Audit Fees.

The registrant paid the following amounts to KMPG, LLP, the registrant’s principal accountant, for the audit of the registrant’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for the fiscal year ending May 31, 2006:

2006
$135,000

The Treasury & Repo Fund, a series of the registrant, paid the following amounts to KMPG, LLP, the fund’s principal accountant, for the audit of the funds’ annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for the fiscal year ending March 31, 2008:

2008
$0

The Primary Fund, U. S. Government Fund, U. S. Treasury Fund, Primary II Fund and U.S Government II Fund each a series of the registrant, paid the following amounts to KMPG, LLP, the funds’ principal accountant, for the audit of the funds’ annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for each of the last two fiscal years:

2008	2007
$106,300	$96,300

The Liquid Performance Money-Market Fund, a series of the registrant, paid the following amounts to Ernst & Young, LLP, the fund’s principal accountant, for the audit of the fund’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for the fiscal year ending November 30, 2007:

2007
$45,000

(b)  None.

(c) Tax Fees. The registrant paid the following amounts to KPMG, LLP, the registrant’s principal accountant, for tax compliance, tax advice and tax planning for the fiscal year ending May 31, 2006:

2006
$13,000

The Treasury & Repo Fund, a series of the registrant, paid the following amounts to KMPG, LLP, the fund’s principal accountant, or tax compliance, tax advice and tax planning for the fiscal year ending March 31, 2008:

2008
$0

The Primary Fund, U. S. Government Fund, U. S. Treasury Fund, Primary II Fund and U.S. Government II Fund, each a series of the registrant, paid the following amounts to KMPG, LLP, the funds’ principal accountant, or tax compliance, tax advice and tax planning for each of the last two fiscal years:

2008	2007
$9,750	$6,420

The Liquid Performance Money-Market Fund, a series of the registrant, paid the following amounts to KPMG, LLP, the fund’s former principal accountant and Ernst & Young, LLP, the fund’s current principal accountant, for tax advice and tax planning for the fiscal year ending November 30, 2007:

2007
$5,750

(d)  None.

(e) Before the registrant’s principal accountants, are engaged to render audit or non-audit services by the registrant, the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant’s Audit Committee. The Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) None.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2008	2007
$0	$0

(h)  Not applicable.

Item 5.                                   Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                   Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.                                   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.                            Submission of Matters to a Vote of Security Holders.

No changes have been made to the procedures by which stockholders can nominate independent trustees.

ITEM 11.                      Controls and Procedures.

(a)                                                          Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)                                                         There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)                                         Code of ethics.

(a) (2)                                         Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)                                                         Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Reserve Fund

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	August 8, 2008

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date:	August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of
1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	August 8, 2008

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date:	August 8, 2008

By:	/s/Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer

Date:	August 8, 2008